UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	November 30, 2010

Item 1. Reports to Stockholders

Fidelity®
Strategic Dividend & Income®
Fund

Annual Report

November 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Note to shareholders	<Click Here>	Important information about the fund.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Equities have staged a rally in the second half of 2010, shaking off concerns about the European debt crisis and the possibility of a double-dip recession in the U.S. Although the short-term surge pushed major equity indexes back into positive territory for the year, several questions remain about the longer-term outlook, including lackluster economic growth and persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Note to shareholders

On October 1, 2010, the fund's common stock subportfolio changed its benchmark from the Russell 3000® Value Index to the MSCI® USA High Dividend Yield Index; the fund's preferred stock subportfolio changed its benchmark from The BofA Merrill LynchSM DRD Eligible Preferred Securities Index to The BofA Merrill Lynch Fixed Rate Preferred Securities Index; and the fund's convertible securities subportfolio changed its benchmark from The BofA Merrill Lynch All US Convertibles Index ex Traditional Convertible Preferreds to The BofA Merrill Lynch All US Convertibles Index, each of which conforms more closely to the fund's investment strategy.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended November 30, 2010	Past 1 year	Past 5 years	Life of fund A
Fidelity® Strategic Dividend & Income® Fund	14.57%	1.02%	4.13%

A From December 23, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Strategic Dividend & Income® Fund, a class of the fund, on December 23, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Despite bouts of volatility and concern over European debt woes, major U.S. stock markets recorded solid gains for the year ending November 30, 2010, lifted by economic optimism, encouraging earnings reports and a wave of corporate mergers. Stocks extended their 2009 upswing in the first five months of the period on signs the Great Recession was over. However, high unemployment in the U.S. and sovereign debt problems in Europe sent equities falling during the spring. Markets vacillated for much of the summer before regaining momentum in the fall, with the large-cap S&P 500® Index posting its best September/October performance since 1998. By November, however, Ireland's debt took center stage, along with slower growth in China and additional quantitative easing in the U.S., unnerving investors and cooling down markets. For the full 12 months, the S&P 500® rose 9.94%, while the blue-chip-laden Dow Jones Industrial AverageSM added 9.33%. Both were bested by the technology-heavy Nasdaq Composite® Index, which advanced 17.58%. Overall, it was a broad-based rally, with economically sensitive sectors among the biggest gainers. Stocks of mid- and small-sized companies fared better than their larger-cap counterparts, advancing 24.04% and 26.98%, respectively, as measured by the Russell Midcap® and Russell 2000® indexes.

Comments from Joanna Bewick and Christopher Sharpe, Lead Co-Portfolio Managers of Fidelity® Strategic Dividend & Income® Fund: For the year, the fund's Retail Class shares rose 14.57%, modestly underperforming the 15.02% return of the Fidelity Strategic Dividend & Income Composite Index. We didn't make any notable shifts to the portfolio during the period and overall positioning among the asset classes was only a nominal detractor. A modest overweighting, on average, in the more volatile real estate investment trust (REIT) asset class contributed to performance, as did an underweighting in common stocks. Conversely, an underweighting in the preferred securities subportfolio was a negative. Elsewhere, a small cash position hurt the most, particularly later in the period. Looking at the individual subportfolios, all four sleeves posted solid gains, and most of the subportfolios beat their respective benchmarks. The convertible securities sleeve was the biggest relative contributor, while the REIT subportfolio outpaced the market and delivered the strongest absolute return for the period. The preferreds sleeve topped its "blended" benchmark - combining both its old and new indexes. Meanwhile, the large-cap value equity subportfolio lagged its blended benchmark.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2010 to November 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value June 1, 2010	Ending Account Value November 30, 2010	Expenses Paid During Period* June 1, 2010 to November 30, 2010
Class A	1.16%
Actual		$ 1,000.00	$ 1,062.40	$ 6.00
HypotheticalA		$ 1,000.00	$ 1,019.25	$ 5.87
Class T	1.39%
Actual		$ 1,000.00	$ 1,061.10	$ 7.18
HypotheticalA		$ 1,000.00	$ 1,018.10	$ 7.03
Class B	1.93%
Actual		$ 1,000.00	$ 1,058.40	$ 9.96
HypotheticalA		$ 1,000.00	$ 1,015.39	$ 9.75
Class C	1.91%
Actual		$ 1,000.00	$ 1,058.50	$ 9.86
HypotheticalA		$ 1,000.00	$ 1,015.49	$ 9.65
Strategic Dividend and Income	.87%
Actual		$ 1,000.00	$ 1,063.60	$ 4.50
HypotheticalA		$ 1,000.00	$ 1,020.71	$ 4.41
Institutional Class	.83%
Actual		$ 1,000.00	$ 1,063.90	$ 4.29
HypotheticalA		$ 1,000.00	$ 1,020.91	$ 4.20

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Investments as of November 30, 2010
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	4.8	1.0
Procter & Gamble Co.	2.5	0.4
The Coca-Cola Co.	2.4	0.0
Pfizer, Inc.	2.4	0.9
Johnson & Johnson	2.2	0.1
Merck & Co., Inc.	2.0	0.5
Philip Morris International, Inc.	1.8	0.0
Simon Property Group, Inc.	1.5	1.7
AT&T, Inc.	1.5	0.6
Qwest Communications International, Inc.	1.4	0.2
	22.5
Top Five Market Sectors as of November 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	29.3	40.3
Consumer Staples	10.6	2.7
Health Care	10.0	7.8
Energy	9.6	8.3
Utilities	8.6	7.2
Asset Allocation (% of fund's net assets)
As of November 30, 2010*		As of May 31, 2010**
	Common Stocks 61.6%		Common Stocks 65.3%
	Preferred Stocks 18.6%		Preferred Stocks 17.9%
	Convertible Bonds 10.4%		Convertible Bonds 11.0%
	Other Investments 4.6%		Other Investments 2.6%
	Short-Term Investments and Net Other Assets 4.8%		Short-Term Investments and Net Other Assets 3.2%
* Foreign investments	7.5%	** Foreign investments	6.3%

Annual Report

Investments November 30, 2010

Showing Percentage of Net Assets

Corporate Bonds - 14.0%
	Principal Amount	Value
Convertible Bonds - 10.4%
CONSUMER DISCRETIONARY - 1.4%
Auto Components - 0.1%
BorgWarner, Inc. 3.5% 4/15/12	$ 310,000	$ 583,761
Automobiles - 0.2%
Ford Motor Co. 4.25% 11/15/16	920,000	1,774,496
Hotels, Restaurants & Leisure - 0.2%
MGM Mirage, Inc. 4.25% 4/15/15 (g)	1,780,000	1,764,425
Leisure Equipment & Products - 0.3%
Eastman Kodak Co. 7% 4/1/17	1,920,000	1,883,328
Media - 0.1%
Virgin Media, Inc. 6.5% 11/15/16	490,000	773,612
Specialty Retail - 0.5%
Group 1 Automotive, Inc. 3% 3/15/20 (g)	585,000	691,821
RadioShack Corp. 2.5% 8/1/13 (g)	1,470,000	1,547,175
Sonic Automotive, Inc. 5% 10/1/29	1,100,000	1,308,230
		3,547,226
TOTAL CONSUMER DISCRETIONARY		10,326,848
CONSUMER STAPLES - 0.1%
Beverages - 0.1%
Molson Coors Brewing Co. 2.5% 7/30/13	760,000	854,392
ENERGY - 1.1%
Energy Equipment & Services - 0.1%
Exterran Holdings, Inc. 4.25% 6/15/14	670,000	813,112
Oil States International, Inc. 2.375% 7/1/25	180,000	342,225
		1,155,337
Oil, Gas & Consumable Fuels - 1.0%
Alpha Natural Resources, Inc. 2.375% 4/15/15	690,000	841,179
Peabody Energy Corp. 4.75% 12/15/66	1,880,000	2,347,650
Pioneer Natural Resources Co. 2.875% 1/15/38	630,000	893,025
Quicksilver Resources, Inc. 1.875% 11/1/24	1,030,000	1,111,576
Western Refining, Inc. 5.75% 6/15/14	2,000,000	2,283,600
		7,477,030
TOTAL ENERGY		8,632,367
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
FINANCIALS - 0.6%
Capital Markets - 0.3%
Janus Capital Group, Inc. 3.25% 7/15/14	$ 300,000	$ 321,240
Jefferies Group, Inc. 3.875% 11/1/29	1,370,000	1,400,825
Penson Worldwide, Inc. 8% 6/1/14 (g)	615,000	557,805
		2,279,870
Diversified Financial Services - 0.1%
KKR Financial Holdings LLC 7.5% 1/15/17	240,000	318,336
Real Estate Investment Trusts - 0.1%
Developers Diversified Realty Corp. 1.75% 11/15/40	300,000	298,950
Health Care REIT, Inc. 4.75% 12/1/26	460,000	496,225
		795,175
Real Estate Management & Development - 0.1%
Digital Realty Trust LP:
4.125% 8/15/26 (g)	450,000	748,125
5.5% 4/15/29 (g)	160,000	217,856
		965,981
TOTAL FINANCIALS		4,359,362
HEALTH CARE - 1.7%
Biotechnology - 0.8%
BioMarin Pharmaceutical, Inc. 1.875% 4/23/17	420,000	608,496
Cephalon, Inc. 2% 6/1/15	1,150,000	1,652,493
Gilead Sciences, Inc. 1.625% 5/1/16 (g)	3,620,000	3,791,950
Incyte Corp. 4.75% 10/1/15	170,000	310,879
		6,363,818
Health Care Providers & Services - 0.3%
Health Management Associates, Inc. 3.75% 5/1/28 (g)	370,000	429,755
Laboratory Corp. of America Holdings 0% 9/11/21	1,066,000	1,172,707
LifePoint Hospitals, Inc. 3.5% 5/15/14	680,000	682,992
		2,285,454
Life Sciences Tools & Services - 0.2%
Invitrogen Corp.:
1.5% 2/15/24	820,000	945,050
3.25% 6/15/25	290,000	326,627
		1,271,677
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - 0.4%
Biovail Corp. 5.375% 8/1/14	$ 1,480,000	$ 2,849,888
Mylan, Inc. 3.75% 9/15/15	240,000	392,850
		3,242,738
TOTAL HEALTH CARE		13,163,687
INDUSTRIALS - 1.8%
Aerospace & Defense - 0.2%
Alliant Techsystems, Inc. 3% 8/15/24	1,330,000	1,494,588
Airlines - 0.1%
JetBlue Airways Corp. Series D 6.75% 10/15/39	440,000	727,584
Commercial Services & Supplies - 0.4%
Covanta Holding Corp. 3.25% 6/1/14	2,600,000	2,934,776
Construction & Engineering - 0.8%
Fluor Corp. 1.5% 2/15/24	1,220,000	2,533,025
MasTec, Inc.:
4% 6/15/14	400,000	477,500
4.25% 12/15/14 (g)	2,800,000	3,318,000
		6,328,525
Electrical Equipment - 0.1%
EnerSys 3.375% 6/1/38 (e)	540,000	595,836
Industrial Conglomerates - 0.1%
Textron, Inc. 4.5% 5/1/13	360,000	652,356
Machinery - 0.0%
Danaher Corp. 0% 1/22/21	270,000	339,188
Road & Rail - 0.1%
Hertz Global Holdings, Inc. 5.25% 6/1/14	510,000	845,631
TOTAL INDUSTRIALS		13,918,484
INFORMATION TECHNOLOGY - 2.7%
Communications Equipment - 0.4%
CommScope, Inc. 3.25% 7/1/15	1,410,000	1,852,740
Powerwave Technologies, Inc. 1.875% 11/15/24	720,000	699,750
		2,552,490
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 0.6%
EMC Corp.:
1.75% 12/1/11	$ 960,000	$ 1,314,528
1.75% 12/1/13	2,000,000	2,868,750
Quantum Corp. 3.5% 11/15/15 (g)	450,000	492,165
		4,675,443
Internet Software & Services - 0.5%
Digital River, Inc. 2% 11/1/30 (g)	830,000	826,888
Equinix, Inc.:
3% 10/15/14	1,180,000	1,151,562
4.75% 6/15/16	900,000	1,073,880
VeriSign, Inc. 3.25% 8/15/37	570,000	650,883
		3,703,213
IT Services - 0.4%
CACI International, Inc. 2.125% 5/1/14	2,370,000	2,624,775
Semiconductors & Semiconductor Equipment - 0.1%
Microchip Technology, Inc. 2.125% 12/15/37	510,000	609,450
Micron Technology, Inc. 4.25% 10/15/13	230,000	372,888
		982,338
Software - 0.7%
Symantec Corp. 1% 6/15/13	4,770,000	5,477,868
TOTAL INFORMATION TECHNOLOGY		20,016,127
MATERIALS - 0.7%
Chemicals - 0.1%
Ferro Corp. 6.5% 8/15/13	930,000	993,938
Containers & Packaging - 0.1%
Owens-Brockway Glass Container, Inc. 3% 6/1/15 (g)	970,000	948,854
Metals & Mining - 0.3%
Newmont Mining Corp. 1.625% 7/15/17	1,420,000	1,998,650
Paper & Forest Products - 0.2%
Rayonier TRS Holdings, Inc.:
3.75% 10/15/12	430,000	467,894
4.5% 8/15/15 (g)	500,000	596,000
		1,063,894
TOTAL MATERIALS		5,005,336
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
Leap Wireless International, Inc. 4.5% 7/15/14	$ 1,930,000	$ 1,744,334
UTILITIES - 0.1%
Multi-Utilities - 0.1%
CMS Energy Corp.:
2.875% 12/1/24	380,000	533,663
5.5% 6/15/29	170,000	232,475
		766,138
TOTAL CONVERTIBLE BONDS		78,787,075
Nonconvertible Bonds - 3.6%
CONSUMER DISCRETIONARY - 0.9%
Hotels, Restaurants & Leisure - 0.9%
Blue Acquisition Sub, Inc. 9.875% 10/15/18 (g)	400,000	420,000
Dunkin Finance Corp. 9.625% 12/1/18 (g)	340,000	341,700
FelCor Lodging LP 10% 10/1/14	1,750,000	1,942,500
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	995,000	1,034,800
MGM Mirage, Inc. 6.625% 7/15/15	2,000,000	1,730,000
NCL Corp. Ltd. 11.75% 11/15/16	1,145,000	1,301,006
		6,770,006
FINANCIALS - 1.4%
Capital Markets - 0.4%
JPMorgan Chase Capital XXII 6.45% 2/2/37	3,500,000	3,445,845
Lehman Brothers Holdings, Inc. 0% (d)(i)	1,000,000	100
		3,445,945
Commercial Banks - 0.7%
Capital One Capital IV 6.745% 2/17/37 (i)	2,000,000	1,995,000
Wells Fargo Capital X 5.95% 12/15/36	1,000,000	973,695
Wells Fargo Capital XIII 7.7% (i)	2,000,000	2,030,000
		4,998,695
Diversified Financial Services - 0.3%
Goldman Sachs Capital II 5.793% (i)	2,500,000	2,112,500
TOTAL FINANCIALS		10,557,140
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18 (g)	$ 45,000	$ 45,675
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.0%
Covanta Holding Corp. 7.25% 12/1/20 (h)	180,000	183,714
United Rentals North America, Inc. 8.375% 9/15/20	255,000	251,175
		434,889
Marine - 0.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17 (g)	500,000	504,400
TOTAL INDUSTRIALS		939,289
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.1%
Terremark Worldwide, Inc.:
9.5% 11/15/13 (g)	150,000	148,500
12% 6/15/17	650,000	728,000
		876,500
MATERIALS - 0.0%
Chemicals - 0.0%
OMNOVA Solutions, Inc. 7.875% 11/1/18 (g)	40,000	39,750
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (g)	3,950,000	4,171,990
Sprint Capital Corp. 6.875% 11/15/28	1,250,000	1,062,500
		5,234,490
UTILITIES - 0.4%
Multi-Utilities - 0.4%
Wisconsin Energy Corp. 6.25% 5/15/67 (i)	3,000,000	2,940,000
TOTAL NONCONVERTIBLE BONDS		27,402,850
TOTAL CORPORATE BONDS (Cost $100,934,566)		106,189,925
Common Stocks - 61.6%
	Shares	Value
CONSUMER DISCRETIONARY - 3.6%
Hotels, Restaurants & Leisure - 1.5%
Darden Restaurants, Inc.	20,100	$ 983,895
McDonald's Corp.	126,000	9,865,800
Starbucks Corp.	23,700	725,220
		11,574,915
Household Durables - 0.1%
Stanley Black & Decker, Inc.	16,061	956,111
Leisure Equipment & Products - 0.1%
Polaris Industries, Inc.	5,500	399,795
Media - 0.5%
Time Warner Cable, Inc.	57,800	3,557,012
Multiline Retail - 0.3%
Kohl's Corp. (a)	13,300	750,386
Nordstrom, Inc.	24,000	1,027,200
		1,777,586
Specialty Retail - 0.9%
Foot Locker, Inc.	50,600	954,822
Home Depot, Inc.	158,700	4,794,327
TJX Companies, Inc.	23,600	1,076,396
		6,825,545
Textiles, Apparel & Luxury Goods - 0.2%
VF Corp.	21,100	1,748,768
TOTAL CONSUMER DISCRETIONARY		26,839,732
CONSUMER STAPLES - 10.0%
Beverages - 3.5%
Dr Pepper Snapple Group, Inc.	24,000	879,120
PepsiCo, Inc.	116,300	7,516,469
The Coca-Cola Co.	291,900	18,439,323
		26,834,912
Food Products - 1.7%
Kellogg Co.	78,600	3,869,478
Kraft Foods, Inc. Class A	112,500	3,403,125
Nestle SA	47,254	2,568,331
Unilever NV unit	102,600	2,911,788
		12,752,722
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 2.8%
Kimberly-Clark Corp.	35,100	$ 2,172,339
Procter & Gamble Co.	311,858	19,045,168
		21,217,507
Tobacco - 2.0%
Imperial Tobacco Group PLC	39,482	1,158,087
Philip Morris International, Inc.	243,318	13,842,361
Reynolds American, Inc.	800	24,752
		15,025,200
TOTAL CONSUMER STAPLES		75,830,341
ENERGY - 8.0%
Energy Equipment & Services - 0.2%
Ensco International Ltd. ADR	30,900	1,464,660
Oil, Gas & Consumable Fuels - 7.8%
Chevron Corp.	81,800	6,623,346
Exxon Mobil Corp.	526,600	36,630,282
Marathon Oil Corp.	139,700	4,675,759
Royal Dutch Shell PLC:
Class A (United Kingdom)	120,600	3,631,223
Class A sponsored ADR	83,500	5,065,945
Sunoco, Inc.	51,800	2,079,252
		58,705,807
TOTAL ENERGY		60,170,467
FINANCIALS - 15.5%
Commercial Banks - 0.2%
Australia & New Zealand Banking Group Ltd.	46,539	1,010,651
M&T Bank Corp. (f)	11,600	892,736
		1,903,387
Insurance - 1.3%
ACE Ltd.	49,100	2,873,332
Axis Capital Holdings Ltd.	32,800	1,159,152
RLI Corp.	12,700	736,346
The Travelers Companies, Inc.	74,900	4,043,851
Willis Group Holdings PLC	31,400	999,462
		9,812,143
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - 13.6%
Acadia Realty Trust (SBI)	96,000	$ 1,752,960
Alexandria Real Estate Equities, Inc.	50,600	3,377,550
American Campus Communities, Inc.	13,700	430,728
AvalonBay Communities, Inc.	9,975	1,100,542
Boston Properties, Inc.	33,595	2,815,261
Brandywine Realty Trust (SBI)	142,452	1,575,519
Camden Property Trust (SBI)	12,700	648,589
CBL & Associates Properties, Inc.	163,969	2,705,489
Cedar Shopping Centers, Inc.	59,200	358,752
Chesapeake Lodging Trust	40,000	760,800
Colonial Properties Trust (SBI)	11,247	202,446
DCT Industrial Trust, Inc.	126,700	625,898
Developers Diversified Realty Corp.	175,398	2,250,356
DiamondRock Hospitality Co.	297,638	3,134,128
Digital Realty Trust, Inc. (f)	92,694	4,868,289
DuPont Fabros Technology, Inc.	4,900	110,691
Education Realty Trust, Inc.	277,800	2,039,052
Equity Residential (SBI)	54,475	2,722,661
Essex Property Trust, Inc.	33,431	3,705,492
Excel Trust, Inc.	25,388	293,485
Glimcher Realty Trust	84,715	692,969
HCP, Inc.	75,963	2,501,462
Healthcare Realty Trust, Inc.	75,840	1,565,338
Highwoods Properties, Inc. (SBI)	65,918	2,011,158
Host Hotels & Resorts, Inc.	106,373	1,753,027
Kimco Realty Corp.	39,712	661,602
Kite Realty Group Trust	109,534	549,861
LTC Properties, Inc.	7,900	213,221
Mid-America Apartment Communities, Inc.	61,900	3,798,803
National Health Investors, Inc.	24,495	1,077,780
Omega Healthcare Investors, Inc.	92,100	1,944,231
Plum Creek Timber Co., Inc. (f)	44,014	1,586,265
Post Properties, Inc.	59,400	2,023,758
ProLogis Trust	449,265	5,844,938
Public Storage	73,716	7,120,966
Rayonier, Inc.	24,900	1,268,904
Simon Property Group, Inc.	111,523	10,985,016
SL Green Realty Corp.	72,300	4,728,420
Sunstone Hotel Investors, Inc. (a)	186,855	1,778,860
Tanger Factory Outlet Centers, Inc.	10,300	494,194
The Macerich Co.	64,077	2,969,328
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Ventas, Inc.	117,800	$ 6,039,606
Vornado Realty Trust	58,261	4,752,932
Weyerhaeuser Co.	49,298	822,784
		102,664,111
Real Estate Management & Development - 0.3%
CB Richard Ellis Group, Inc. Class A (a)	96,658	1,854,867
Coresite Realty Corp.	21,093	271,678
		2,126,545
Thrifts & Mortgage Finance - 0.1%
People's United Financial, Inc.	56,100	695,079
TOTAL FINANCIALS		117,201,265
HEALTH CARE - 7.9%
Health Care Providers & Services - 0.4%
Brookdale Senior Living, Inc. (a)	70,000	1,338,400
Emeritus Corp. (a)	95,531	1,722,424
Sunrise Senior Living, Inc. (a)	92,104	338,943
		3,399,767
Pharmaceuticals - 7.5%
GlaxoSmithKline PLC	356,200	6,745,902
Johnson & Johnson	267,644	16,473,488
Merck & Co., Inc.	447,690	15,431,874
Pfizer, Inc.	1,091,200	17,775,648
		56,426,912
TOTAL HEALTH CARE		59,826,679
INDUSTRIALS - 6.0%
Aerospace & Defense - 1.6%
Honeywell International, Inc.	66,300	3,295,773
Raytheon Co.	43,000	1,988,750
The Boeing Co.	50,100	3,194,877
United Technologies Corp.	50,100	3,771,027
		12,250,427
Air Freight & Logistics - 0.5%
United Parcel Service, Inc. Class B	47,600	3,338,188
Commercial Services & Supplies - 0.5%
Pitney Bowes, Inc.	42,400	930,256
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Republic Services, Inc.	60,000	$ 1,688,400
Waste Management, Inc.	22,900	784,325
		3,402,981
Construction & Engineering - 0.1%
Granite Construction, Inc.	30,800	781,396
Electrical Equipment - 0.5%
Emerson Electric Co.	73,500	4,047,645
Industrial Conglomerates - 1.3%
3M Co.	92,400	7,759,752
General Electric Co.	149,453	2,365,841
		10,125,593
Machinery - 1.1%
Caterpillar, Inc.	78,300	6,624,180
Dover Corp.	18,100	992,061
Illinois Tool Works, Inc.	16,100	766,843
		8,383,084
Road & Rail - 0.4%
Norfolk Southern Corp.	52,100	3,134,857
TOTAL INDUSTRIALS		45,464,171
INFORMATION TECHNOLOGY - 2.2%
IT Services - 0.6%
Accenture PLC Class A	24,300	1,052,676
Automatic Data Processing, Inc.	77,600	3,458,632
		4,511,308
Semiconductors & Semiconductor Equipment - 1.6%
Analog Devices, Inc.	58,100	2,066,036
Intel Corp.	185,500	3,917,760
Intersil Corp. Class A	209,600	2,672,400
Linear Technology Corp.	46,000	1,499,600
Microchip Technology, Inc. (f)	24,300	816,723
Xilinx, Inc.	40,400	1,095,648
		12,068,167
TOTAL INFORMATION TECHNOLOGY		16,579,475
Common Stocks - continued
	Shares	Value
MATERIALS - 0.6%
Chemicals - 0.6%
E.I. du Pont de Nemours & Co.	82,900	$ 3,895,471
Praxair, Inc.	5,100	469,455
		4,364,926
TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 3.1%
AT&T, Inc.	393,600	10,938,144
Qwest Communications International, Inc.	1,547,000	10,829,000
Telefonica SA	72,996	1,550,024
		23,317,168
Wireless Telecommunication Services - 0.6%
Vodafone Group PLC	1,756,500	4,381,735
TOTAL TELECOMMUNICATION SERVICES		27,698,903
UTILITIES - 4.1%
Electric Utilities - 2.2%
American Electric Power Co., Inc.	145,300	5,172,680
FirstEnergy Corp.	95,200	3,342,472
NextEra Energy, Inc.	64,900	3,285,238
PPL Corp.	195,392	4,964,911
		16,765,301
Multi-Utilities - 1.9%
National Grid PLC	831,200	7,340,285
PG&E Corp.	75,200	3,529,136
Public Service Enterprise Group, Inc.	108,900	3,357,387
		14,226,808
TOTAL UTILITIES		30,992,109
TOTAL COMMON STOCKS (Cost $446,800,882)		464,968,068
Preferred Stocks - 18.6%

Convertible Preferred Stocks - 4.6%
CONSUMER DISCRETIONARY - 1.1%
Automobiles - 0.7%
General Motors Co. 4.75% (a)	97,200	4,928,040
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
CONSUMER DISCRETIONARY - continued
Household Durables - 0.0%
Stanley Black & Decker, Inc. 4.75% (a)	1,800	$ 183,600
Media - 0.4%
Interpublic Group of Companies, Inc. 5.25%	3,344	3,356,440
TOTAL CONSUMER DISCRETIONARY		8,468,080
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Archer Daniels Midland Co. 6.25%	25,700	968,376
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
El Paso Corp. 4.99%	3,275	3,816,751
FINANCIALS - 2.2%
Commercial Banks - 0.7%
Huntington Bancshares, Inc. 8.50%	886	952,450
KeyCorp Series A, 7.75%	9,000	942,300
Wells Fargo & Co. 7.50%	3,090	3,050,108
		4,944,858
Diversified Financial Services - 1.3%
AMG Capital Trust I 5.10%	12,800	598,400
Bank of America Corp. Series L, 7.25%	1,498	1,393,140
Citigroup, Inc. 7.50%	38,200	4,775,000
United Rentals Trust I 6.50%	77,363	3,196,639
		9,963,179
Real Estate Investment Trusts - 0.2%
FelCor Lodging Trust, Inc. Series A, 1.95% (a)	53,000	1,272,000
Real Estate Management & Development - 0.0%
Grubb & Ellis Co.:
12.00% (g)	2,700	234,765
12.00% (a)(g)	1,000	86,950
		321,715
TOTAL FINANCIALS		16,501,752
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
HealthSouth Corp. Series A 6.50%	3,108	$ 2,797,200
Omnicare Capital Trust II Series B, 4.00%	11,400	429,210
		3,226,410
MATERIALS - 0.2%
Metals & Mining - 0.2%
AngloGold Ashanti Holdings Finance PLC 6.00% (a)	22,900	1,218,280
UTILITIES - 0.1%
Electric Utilities - 0.1%
PPL Corp. 9.50%	9,600	519,360
TOTAL CONVERTIBLE PREFERRED STOCKS		34,719,009
Nonconvertible Preferred Stocks - 14.0%
CONSUMER DISCRETIONARY - 0.6%
Media - 0.6%
CBS Corp. 6.75%	65,000	1,660,100
Comcast Corp. 6.625%	28,660	734,556
Viacom, Inc. 6.85%	86,000	2,192,140
		4,586,796
CONSUMER STAPLES - 0.4%
Food Products - 0.4%
H.J. Heinz Finance Co. 8.00% (g)	28	2,891,000
FINANCIALS - 8.7%
Capital Markets - 2.2%
BNY Capital V 5.95%	115,000	2,880,750
Deutsche Bank Contingent Capital Trust II 6.55%	140,000	3,341,800
Goldman Sachs Group, Inc.:
6.125% (a)	86,000	2,070,020
Series C, 4.9931%	40,000	908,000
Series D, 4.00%	200,000	4,418,000
Morgan Stanley Capital I Trust 6.60%	120,000	2,920,800
		16,539,370
Commercial Banks - 1.8%
Barclays Bank PLC:
7.75%	78,600	1,999,584
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Commercial Banks - continued
Barclays Bank PLC: - continued
Series 2	40,000	$ 931,200
BB&T Capital Trust VI 9.60%	49,000	1,370,040
First Tennessee Bank NA, Memphis 3.90% (g)	5,000	3,050,000
HSBC Holdings PLC Series B, 8.00%	75,400	2,031,276
Keycorp Capital IX 6.75%	6,882	170,467
USB Capital XII 6.30%	80,000	1,974,400
Zions Bancorp. 11.00%	80,000	2,167,200
		13,694,167
Diversified Financial Services - 2.9%
Bank of America Corp.:
Series D, 6.204%	45,000	963,900
Series H, 8.20%	86,015	2,139,193
Citigroup Capital VIII 6.95%	141,900	3,426,885
Citigroup Capital XIII 7.875% (a)	47,594	1,249,343
Deutsche Bank Capital Funding Trust VIII 6.375%	50,000	1,160,500
General Electric Capital Corp. 6.05%	40,000	1,020,000
GMAC LLC 7.00% (g)	10,675	9,260,563
JPMorgan Chase Capital XXIX 6.70%	95,000	2,441,500
		21,661,884
Insurance - 0.1%
MetLife, Inc. Series A, 4.39%	40,000	938,400
Real Estate Investment Trusts - 1.6%
Apartment Investment & Management Co. Series V, 8.00%	33,966	864,435
CBL & Associates Properties, Inc. 7.375%	49,500	1,173,645
Hospitality Properties Trust:
Series B, 8.875%	92,800	2,366,400
Series C, 7.00%	100,000	2,382,000
Public Storage:
Series I, 7.25%	20,000	512,200
Series K, 7.25%	27,600	706,836
Series M, 6.625%	50,000	1,246,000
Series P, 6.50%	80,000	1,995,200
Vornado Realty Trust Series E, 7.00%	40,000	992,000
		12,238,716
Thrifts & Mortgage Finance - 0.1%
Fannie Mae:
Series E, 5.10% (a)	27,562	24,806
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Fannie Mae: - continued
Series H, 5.81% (a)	71,200	$ 71,200
Series I, 5.375% (a)	5,000	5,750
Series L, 5.125% (a)	140,900	108,493
Series N, 5.50% (a)	92,650	83,385
Series O, 7.00% (a)	42,200	24,265
Series R, 7.65% (a)	40,000	20,760
Series T, 8.25% (a)	40,000	18,200
Freddie Mac:
Series F, 5.00% (a)	68,500	61,650
Series H, 5.10% (a)	10,300	9,270
Series K, 5.79% (a)	25,200	19,656
Series O, 5.81% (a)	19,500	17,550
Series R, 5.70% (a)	117,000	101,790
Series S, 0.00% (a)	10,000	10,200
Series U, 5.90% (a)	40,000	20,400
Series V, 5.57% (a)	566,000	283,000
Series W, 5.66% (a)	161,600	80,800
		961,175
TOTAL FINANCIALS		66,033,712
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
Pitney Bowes International Holdings, Inc. 6.125% (g)	500	478,750
MATERIALS - 0.1%
Chemicals - 0.1%
E.I. du Pont de Nemours & Co. Series B, 4.50%	9,900	913,275
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
AT&T, Inc. 6.375%	51,800	1,392,384
UTILITIES - 3.9%
Electric Utilities - 3.4%
Alabama Power Co.:
4.60%	2,000	166,000
5.625%	137,300	3,411,054
6.45%	80,000	2,125,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
UTILITIES - continued
Electric Utilities - continued
Baltimore Gas & Electric Co. Series 1993, 6.70%	10,000	$ 1,005,000
Duquesne Light Co. 6.50%	66,050	3,236,450
FPL Group Capital Trust I 5.875%	20,000	500,000
FPL Group Capital, Inc. Series E, 7.45%	60,000	1,588,800
Pacific Gas & Electric Co.:
Series B, 5.50%	61,900	1,541,310
Series D 5.00%	69,200	1,553,540
PPL Electric Utilities Corp. 6.25%	165,000	4,114,688
Southern California Edison Co.:
6.125%	35,000	3,430,000
Series C:
4.24%	34,600	670,548
6.00%	20,000	1,936,876
Series D, 4.32%	15,000	293,250
		25,572,516
Multi-Utilities - 0.5%
Consolidated Edison Co. of New York, Inc. Series A, 5.00%	25,205	2,336,504
San Diego Gas & Electric Co. 1.70%	67,548	1,755,573
		4,092,077
TOTAL UTILITIES		29,664,593
TOTAL NONCONVERTIBLE PREFERRED STOCKS		105,960,510
TOTAL PREFERRED STOCKS (Cost $186,184,945)		140,679,519
Floating Rate Loans - 0.1%
Principal Amount
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Clear Channel Capital I LLC Tranche B, term loan 3.9034% 1/29/16 (i) (Cost $531,196)	$ 660,000	521,400
Preferred Securities - 0.9%
	Principal Amount	Value
FINANCIALS - 0.9%
Commercial Banks - 0.3%
PNC Preferred Funding Trust I 6.517% (g)(i)	3,000,000	$ 2,366,358
SunTrust Preferred Capital I 5.853% (i)	168,000	130,540
		2,496,898
Diversified Financial Services - 0.6%
JPMorgan Chase & Co. 7.9% (i)	4,000,000	4,365,014
TOTAL PREFERRED SECURITIES (Cost $6,756,840)		6,861,912
Money Market Funds - 4.6%
	Shares
Fidelity Cash Central Fund, 0.24% (b)	26,820,992	26,820,992
Fidelity Securities Lending Cash Central Fund, 0.25% (b)(c)	7,727,850	7,727,850
TOTAL MONEY MARKET FUNDS (Cost $34,548,842)		34,548,842
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $775,757,271)		753,769,666
NET OTHER ASSETS (LIABILITIES) - 0.2%		1,364,747
NET ASSETS - 100%		$ 755,134,413
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $39,971,220 or 5.3% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 37,971
Fidelity Securities Lending Cash Central Fund	16,310
Total	$ 54,281
Other Information

The following is a summary of the inputs used, as of November 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 39,894,608	$ 36,354,568	$ 3,540,040	$ -
Consumer Staples	79,689,717	75,830,341	3,859,376	-
Energy	63,987,218	60,170,467	3,816,751	-
Financials	199,736,729	176,317,963	23,418,766	-
Health Care	63,053,089	53,080,777	9,972,312	-
Industrials	45,942,921	45,464,171	478,750	-
Information Technology	16,579,475	16,579,475	-	-
Materials	6,496,481	5,278,201	1,218,280	-
Telecommunication Services	29,091,287	23,159,528	5,931,759	-
Utilities	61,176,062	32,135,776	27,284,713	1,755,573
Corporate Bonds	106,189,925	-	106,189,825	100
Floating Rate Loans	521,400	-	521,400	-
Preferred Securities	6,861,912	-	6,861,912	-
Money Market Funds	34,548,842	34,548,842	-	-
Total Investments in Securities:	$ 753,769,666	$ 558,920,109	$ 193,093,884	$ 1,755,673
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 100
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	22,967
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	1,732,606
Transfers out of Level 3	-
Ending Balance	$ 1,755,673
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2010	$ 22,967

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
AAA,AA,A	1.3%
BBB	4.1%
BB	2.2%
B	2.5%
CCC,CC,C	1.9%
Not Rated	3.0%
Equities	80.2%
Short-Term Investments andNet Other Assets	4.8%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes.

Income Tax Information

At November 30, 2010, the Fund had a capital loss carryforward of approximately $230,575,502 of which $81,163,694 and $149,411,808 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2010

Assets
Investment in securities, at value (including securities loaned of $7,511,570) - See accompanying schedule: Unaffiliated issuers (cost $741,208,429)	$ 719,220,824
Fidelity Central Funds (cost $34,548,842)	34,548,842
Total Investments (cost $775,757,271)		$ 753,769,666
Cash		742,338
Receivable for investments sold		797,585
Receivable for fund shares sold		6,801,749
Dividends receivable		2,115,838
Interest receivable		1,222,745
Distributions receivable from Fidelity Central Funds		11,578
Prepaid expenses		1,945
Other receivables		42,561
Total assets		765,506,005

Liabilities
Payable for investments purchased Regular delivery	$ 1,112,184
Delayed delivery	180,000
Payable for fund shares redeemed	680,657
Accrued management fee	351,681
Distribution and service plan fees payable	88,821
Other affiliated payables	175,224
Other payables and accrued expenses	55,175
Collateral on securities loaned, at value	7,727,850
Total liabilities		10,371,592

Net Assets		$ 755,134,413
Net Assets consist of:
Paid in capital		$ 1,006,708,647
Undistributed net investment income		7,087,387
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(236,666,126)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(21,995,495)
Net Assets		$ 755,134,413

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

November 30, 2010

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($77,339,553 ÷ 7,560,081 shares)	$ 10.23

Maximum offering price per share (100/94.25 of $10.23)	$ 10.85
Class T: Net Asset Value and redemption price per share ($59,931,048 ÷ 5,862,472 shares)	$ 10.22

Maximum offering price per share (100/96.50 of $10.22)	$ 10.59
Class B: Net Asset Value and offering price per share ($15,441,514 ÷ 1,514,231 shares)A	$ 10.20

Class C: Net Asset Value and offering price per share ($39,889,435 ÷ 3,907,750 shares)A	$ 10.21

Strategic Dividend and Income: Net Asset Value, offering price and redemption price per share ($542,828,123 ÷ 52,864,506 shares)	$ 10.27

Institutional Class: Net Asset Value, offering price and redemption price per share ($19,704,740 ÷ 1,921,306 shares)	$ 10.26

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended November 30, 2010

Investment Income
Dividends		$ 18,145,584
Special dividends		2,828,939
Interest		3,741,742
Income from Fidelity Central Funds		54,281
Total income		24,770,546

Expenses
Management fee	$ 3,909,264
Transfer agent fees	1,712,535
Distribution and service plan fees	1,066,648
Accounting and security lending fees	253,835
Custodian fees and expenses	62,402
Independent trustees' compensation	2,415
Registration fees	115,405
Audit	59,445
Legal	2,668
Miscellaneous	6,823
Total expenses before reductions	7,191,440
Expense reductions	(37,961)	7,153,479
Net investment income (loss)		17,617,067
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	71,430,441
Foreign currency transactions	(33,979)
Capital gain distributions from Fidelity Central Funds	268
Total net realized gain (loss)		71,396,730
Change in net unrealized appreciation (depreciation) on: Investment securities	1,999,447
Assets and liabilities in foreign currencies	(7,827)
Total change in net unrealized appreciation (depreciation)		1,991,620
Net gain (loss)		73,388,350
Net increase (decrease) in net assets resulting from operations		$ 91,005,417

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended November 30, 2010	Year ended November 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 17,617,067	$ 18,271,138
Net realized gain (loss)	71,396,730	(96,063,834)
Change in net unrealized appreciation (depreciation)	1,991,620	255,363,399
Net increase (decrease) in net assets resulting from operations	91,005,417	177,570,703
Distributions to shareholders from net investment income	(13,949,511)	(17,557,434)
Share transactions - net increase (decrease)	26,548,115	(106,204,695)
Total increase (decrease) in net assets	103,604,021	53,808,574

Net Assets
Beginning of period	651,530,392	597,721,818
End of period (including undistributed net investment income of $7,087,387 and undistributed net investment income of $3,273,160, respectively)	$ 755,134,413	$ 651,530,392

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended November 30,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.13	$ 6.87	$ 13.28	$ 13.66	$ 12.18
Income from Investment Operations
Net investment income (loss) C	.23 F	.23	.23	.20	.19
Net realized and unrealized gain (loss)	1.05	2.25	(5.77)	.28	1.61
Total from investment operations	1.28	2.48	(5.54)	.48	1.80
Distributions from net investment income	(.18)	(.22)	(.26)	(.20)	(.19)
Distributions from net realized gain	-	-	(.61)	(.66)	(.13)
Total distributions	(.18)	(.22)	(.87)	(.86)	(.32)
Net asset value, end of period	$ 10.23	$ 9.13	$ 6.87	$ 13.28	$ 13.66
Total Return A, B	14.16%	37.12%	(44.44)%	3.59%	15.01%
Ratios to Average Net Assets D, G
Expenses before reductions	1.16%	1.21%	1.11%	1.10%	1.14%
Expenses net of fee waivers, if any	1.16%	1.21%	1.11%	1.10%	1.14%
Expenses net of all reductions	1.16%	1.21%	1.11%	1.09%	1.14%
Net investment income (loss)	2.38% F	3.08%	2.05%	1.49%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$ 77,340	$ 74,580	$ 70,691	$ 166,554	$ 70,083
Portfolio turnover rate E	130%	100%	114%	90%	125%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.98%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended November 30,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.12	$ 6.87	$ 13.26	$ 13.64	$ 12.17
Income from Investment Operations
Net investment income (loss) C	.21 F	.21	.20	.17	.17
Net realized and unrealized gain (loss)	1.05	2.25	(5.75)	.27	1.59
Total from investment operations	1.26	2.46	(5.55)	.44	1.76
Distributions from net investment income	(.16)	(.21)	(.23)	(.16)	(.16)
Distributions from net realized gain	-	-	(.61)	(.66)	(.13)
Total distributions	(.16)	(.21)	(.84)	(.82)	(.29)
Net asset value, end of period	$ 10.22	$ 9.12	$ 6.87	$ 13.26	$ 13.64
Total Return A, B	13.92%	36.63%	(44.51)%	3.34%	14.70%
Ratios to Average Net Assets D, G
Expenses before reductions	1.39%	1.45%	1.35%	1.32%	1.35%
Expenses net of fee waivers, if any	1.39%	1.45%	1.35%	1.32%	1.35%
Expenses net of all reductions	1.39%	1.45%	1.35%	1.32%	1.35%
Net investment income (loss)	2.16% F	2.84%	1.81%	1.27%	1.31%
Supplemental Data
Net assets, end of period (000 omitted)	$ 59,931	$ 60,134	$ 58,677	$ 158,962	$ 119,834
Portfolio turnover rate E	130%	100%	114%	90%	125%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.75%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended November 30,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.10	$ 6.85	$ 13.23	$ 13.61	$ 12.14
Income from Investment Operations
Net investment income (loss) C	.16 F	.17	.14	.09	.09
Net realized and unrealized gain (loss)	1.05	2.25	(5.75)	.28	1.59
Total from investment operations	1.21	2.42	(5.61)	.37	1.68
Distributions from net investment income	(.11)	(.17)	(.16)	(.09)	(.08)
Distributions from net realized gain	-	-	(.61)	(.66)	(.13)
Total distributions	(.11)	(.17)	(.77)	(.75)	(.21)
Net asset value, end of period	$ 10.20	$ 9.10	$ 6.85	$ 13.23	$ 13.61
Total Return A, B	13.31%	36.06%	(44.88)%	2.79%	14.05%
Ratios to Average Net Assets D, G
Expenses before reductions	1.94%	1.98%	1.92%	1.91%	1.96%
Expenses net of fee waivers, if any	1.94%	1.98%	1.92%	1.91%	1.96%
Expenses net of all reductions	1.94%	1.98%	1.91%	1.91%	1.96%
Net investment income (loss)	1.60% F	2.31%	1.25%	.67%	.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,442	$ 16,098	$ 15,375	$ 37,288	$ 23,992
Portfolio turnover rate E	130%	100%	114%	90%	125%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.20%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended November 30,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.11	$ 6.85	$ 13.23	$ 13.61	$ 12.15
Income from Investment Operations
Net investment income (loss) C	.16 F	.18	.14	.10	.10
Net realized and unrealized gain (loss)	1.05	2.25	(5.75)	.27	1.58
Total from investment operations	1.21	2.43	(5.61)	.37	1.68
Distributions from net investment income	(.11)	(.17)	(.16)	(.09)	(.09)
Distributions from net realized gain	-	-	(.61)	(.66)	(.13)
Total distributions	(.11)	(.17)	(.77)	(.75)	(.22)
Net asset value, end of period	$ 10.21	$ 9.11	$ 6.85	$ 13.23	$ 13.61
Total Return A, B	13.33%	36.15%	(44.87)%	2.84%	14.05%
Ratios to Average Net Assets D,G
Expenses before reductions	1.91%	1.96%	1.88%	1.85%	1.89%
Expenses net of fee waivers, if any	1.91%	1.96%	1.88%	1.85%	1.89%
Expenses net of all reductions	1.91%	1.96%	1.88%	1.85%	1.88%
Net investment income (loss)	1.63% F	2.33%	1.29%	.74%	.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 39,889	$ 39,920	$ 42,499	$ 106,122	$ 75,301
Portfolio turnover rate E	130%	100%	114%	90%	125%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.23%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Strategic Dividend and Income

Years ended November 30,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.16	$ 6.90	$ 13.33	$ 13.70	$ 12.22
Income from Investment Operations
Net investment income (loss) B	.27 E	.26	.26	.25	.24
Net realized and unrealized gain (loss)	1.05	2.25	(5.78)	.27	1.60
Total from investment operations	1.32	2.51	(5.52)	.52	1.84
Distributions from net investment income	(.21)	(.25)	(.30)	(.23)	(.23)
Distributions from net realized gain	-	-	(.61)	(.66)	(.13)
Total distributions	(.21)	(.25)	(.91)	(.89)	(.36)
Net asset value, end of period	$ 10.27	$ 9.16	$ 6.90	$ 13.33	$ 13.70
Total Return A	14.57%	37.37%	(44.24)%	3.92%	15.33%
Ratios to Average Net Assets C, F
Expenses before reductions	.86%	.93%	.81%	.79%	.80%
Expenses net of fee waivers, if any	.86%	.93%	.81%	.79%	.80%
Expenses net of all reductions	.86%	.92%	.81%	.78%	.79%
Net investment income (loss)	2.68% E	3.36%	2.35%	1.80%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 542,828	$ 444,401	$ 392,340	$ 1,172,143	$ 1,075,348
Portfolio turnover rate D	130%	100%	114%	90%	125%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 2.28%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended November 30,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.15	$ 6.89	$ 13.31	$ 13.68	$ 12.21
Income from Investment Operations
Net investment income (loss) B	.27 E	.25	.26	.24	.23
Net realized and unrealized gain (loss)	1.06	2.26	(5.77)	.28	1.59
Total from investment operations	1.33	2.51	(5.51)	.52	1.82
Distributions from net investment income	(.22)	(.25)	(.30)	(.23)	(.22)
Distributions from net realized gain	-	-	(.61)	(.66)	(.13)
Total distributions	(.22)	(.25)	(.91)	(.89)	(.35)
Net asset value, end of period	$ 10.26	$ 9.15	$ 6.89	$ 13.31	$ 13.68
Total Return A	14.61%	37.44%	(44.23)%	3.94%	15.24%
Ratios to Average Net Assets C, F
Expenses before reductions	.83%	.91%	.83%	.81%	.82%
Expenses net of fee waivers, if any	.83%	.91%	.83%	.81%	.82%
Expenses net of all reductions	.83%	.91%	.83%	.80%	.82%
Net investment income (loss)	2.71% E	3.38%	2.34%	1.78%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,705	$ 16,397	$ 18,141	$ 36,369	$ 13,771
Portfolio turnover rate D	130%	100%	114%	90%	125%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 2.31%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2010

1. Organization.

Fidelity Strategic Dividend & Income Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Strategic Dividend and Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B Shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of November 30, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs)and certain indexes as well as

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans and preferred securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of November 30, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 49,505,243
Gross unrealized depreciation	(77,441,402)
Net unrealized appreciation (depreciation)	$ (27,936,159)

Tax Cost	$ 781,705,825

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 6,945,317
Capital loss carryforward	$ (230,575,502)
Net unrealized appreciation (depreciation)	$ (27,944,049)

The tax character of distributions paid was as follows:

	November 30, 2010	November 30, 2009
Ordinary Income	$ 13,949,511	$ 17,557,434

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable

Annual Report

Notes to Financial Statements - continued

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $877,817,915 and $876,389,096, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .56% of the Fund's average net assets.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	0%	.25%	$ 191,264	$ 1,509
Class T	.25%	.25%	307,449	-
Class B	.75%	.25%	162,121	121,658
Class C	.75%	.25%	405,814	35,896
			$ 1,066,648	$ 159,063

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares (1.00% to .50% prior to July 12, 2010) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 29,588
Class T	9,670
Class B*	31,484
Class C*	3,386
$ 74,128

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 217,008.28
Class T	159,759.26
Class B	50,462.31
Class C	114,951.28
Strategic Dividend and Income	1,134,346.23
Institutional Class	36,009.20
	$ 1,712,535

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $17,849 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,690 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned

Annual Report

8. Security Lending - continued

securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $16,310. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $37,961 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended November 30,	2010	2009
From net investment income
Class A	$ 1,436,059	$ 1,975,781
Class T	1,019,779	1,498,984
Class B	178,406	333,700
Class C	458,690	833,995
Strategic Dividend and Income	10,471,304	12,390,826
Institutional Class	385,273	524,148
Total	$ 13,949,511	$ 17,557,434

Annual Report

Notes to Financial Statements - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended November 30,	2010	2009	2010	2009
Class A
Shares sold	1,539,594	1,456,773	$ 15,272,519	$ 11,169,980
Reinvestment of distributions	126,020	242,636	1,236,727	1,717,704
Shares redeemed	(2,275,429)	(3,819,463)	(22,373,404)	(27,537,301)
Net increase (decrease)	(609,815)	(2,120,054)	$ (5,864,158)	$ (14,649,617)
Class T
Shares sold	545,436	689,440	$ 5,340,536	$ 4,953,988
Reinvestment of distributions	91,121	187,994	894,447	1,326,850
Shares redeemed	(1,365,821)	(2,832,833)	(13,450,403)	(20,002,560)
Net increase (decrease)	(729,264)	(1,955,399)	$ (7,215,420)	$ (13,721,722)
Class B
Shares sold	148,878	230,872	$ 1,456,537	$ 1,641,555
Reinvestment of distributions	15,666	40,129	153,815	280,676
Shares redeemed	(419,454)	(746,386)	(4,119,270)	(5,395,642)
Net increase (decrease)	(254,910)	(475,385)	$ (2,508,918)	$ (3,473,411)
Class C
Shares sold	654,812	529,694	$ 6,452,052	$ 4,019,278
Reinvestment of distributions	37,930	95,880	372,596	670,764
Shares redeemed	(1,167,707)	(2,444,886)	(11,468,194)	(17,406,771)
Net increase (decrease)	(474,965)	(1,819,312)	$ (4,643,546)	$ (12,716,729)
Strategic Dividend and Income
Shares sold	17,438,425	7,446,408	$ 174,394,833	$ 61,455,928
Reinvestment of distributions	937,098	1,520,981	9,236,339	10,836,576
Shares redeemed	(14,013,404)	(17,361,200)	(138,172,256)	(128,136,969)
Net increase (decrease)	4,362,119	(8,393,811)	$ 45,458,916	$ (55,844,465)
Institutional Class
Shares sold	507,702	300,201	$ 5,040,135	$ 2,210,457
Reinvestment of distributions	29,875	50,635	293,925	360,319
Shares redeemed	(408,153)	(1,193,036)	(4,012,819)	(8,369,527)
Net increase (decrease)	129,424	(842,200)	$ 1,321,241	$ (5,798,751)

Annual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and the Shareholders of Fidelity Strategic Dividend & Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Strategic Dividend & Income Fund (a fund of Fidelity Fixed-Income Trust) at November 30, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Strategic Dividend & Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2010 by correspondence with the custodian, brokers, and agent banks provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

January 18, 2011

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 189 funds advised by FMR or an affiliate. Mr. Curvey oversees 408 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (48)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Annual Report

Trustees and Officers - continued

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (68)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (58)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (63)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (56)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (70)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (64)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (71)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (54)

Year of Election or Appointment: 2005

Vice President of Fidelity's Fixed Income Funds and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of The North Carolina Capital Management Trust: Cash and Term Portfolio (2003-present), the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President of FIMM 130/30 LLC (2008-present), Director of Ballyrock Investment Advisors LLC (2006-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), President and Director of Fidelity Investments Money Management, Inc. (2007-2009) and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Derek L. Young (46)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young also serves as Chief Investment Officer of the Global Asset Allocation Group (2009-present). Previously, Mr. Young served as a portfolio manager.

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (37)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (43)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (41)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (42)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

Fidelity Strategic Dividend & Income designates 19%, 77%, 78%, and 78% of the dividends distributed in December 2009, April 2010, July 2010 and October 2010, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Fidelity Strategic Dividend & Income designates 19%, 100%, 100%, and 100% of the dividends distributed in December 2009, April 2010, July 2010 and October 2010, respectively, during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

A total of 0.05% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Strategic Dividend & Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, the cumulative total returns of Institutional Class (Class I) and Class B of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of Institutional Class (Class I) and Class B show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's four general investment categories according to their respective weightings in the fund's neutral mix.

Annual Report

Fidelity Strategic Dividend & Income Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of Institutional Class (Class I) of the fund was in the first quartile for the one-year period, the third quartile for the three-year period, and the second quartile for the five-year period. The Board also noted that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 24% means that 76% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Strategic Dividend & Income Fund

Annual Report

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Institutional Class and the retail class ranked below its competitive median for 2009 and the total expenses of each of Class A, Class T, Class B, and Class C ranked above its competitive median for 2009. The Board considered that the total expenses for Class T were above the median primarily because its 12b-1 fee is higher than the typical front-end load class. The Board also considered that the total expenses of each of Class A, Class B, and Class C were above the median primarily due to smaller average account and fund sizes that result in higher transfer agent fees and other expenses. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of the fund were reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Annual Report

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology and profitability trends for certain funds; (iii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iv) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (v) the compensation paid by FMR to fund sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of fees to maintain minimum yields for certain funds and classes; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes or to achieve further economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

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Wisconsin

16020 West Bluemound Road
Brookfield, WI

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

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SDI-UANN-0111
1.802527.106

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®
Strategic Dividend & Income®
Fund - Class A, Class T,
Class B and Class C

Annual Report

November 30, 2010

Class A, Class T, Class B,
and Class C are classes
of Fidelity® Strategic
Dividend & Income® Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Note to shareholders	<Click Here>	Important information about the fund.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Equities have staged a rally in the second half of 2010, shaking off concerns about the European debt crisis and the possibility of a double-dip recession in the U.S. Although the short-term surge pushed major equity indexes back into positive territory for the year, several questions remain about the longer-term outlook, including lackluster economic growth and persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Note to shareholders

On October 1, 2010, the fund's common stock subportfolio changed its benchmark from the Russell 3000® Value Index to the MSCI® USA High Dividend Yield Index; the fund's preferred stock subportfolio changed its benchmark from The BofA Merrill LynchSM DRD Eligible Preferred Securities Index to The BofA Merrill Lynch Fixed Rate Preferred Securities Index; and the fund's convertible securities subportfolio changed its benchmark from The BofA Merrill Lynch All US Convertibles Index ex Traditional Convertible Preferreds to The BofA Merrill Lynch All US Convertibles Index, each of which conforms more closely to the fund's investment strategy.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended November 30, 2010	Past 1 year	Past 5 years	Life of fundA
Class A (incl. 5.75% sales charge)	7.60%	-0.47%	2.92%
Class T (incl. 3.50% sales charge)	9.93%	-0.24%	3.03%
Class B (incl. contingent deferred sales charge) B	8.31%	-0.42%	2.99%
Class C (incl. contingent deferred sales charge) C	12.33%	-0.05%	3.03%

A From December 23, 2003.

B Class B shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 5%, 2%, and 0%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

Annual Report

Performance - continued

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor ® Strategic Dividend & Income ® Fund - Class A on December 23, 2003, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Despite bouts of volatility and concern over European debt woes, major U.S. stock markets recorded solid gains for the year ending November 30, 2010, lifted by economic optimism, encouraging earnings reports and a wave of corporate mergers. Stocks extended their 2009 upswing in the first five months of the period on signs the Great Recession was over. However, high unemployment in the U.S. and sovereign debt problems in Europe sent equities falling during the spring. Markets vacillated for much of the summer before regaining momentum in the fall, with the large-cap S&P 500® Index posting its best September/October performance since 1998. By November, however, Ireland's debt took center stage, along with slower growth in China and additional quantitative easing in the U.S., unnerving investors and cooling down markets. For the full 12 months, the S&P 500® rose 9.94%, while the blue-chip-laden Dow Jones Industrial AverageSM added 9.33%. Both were bested by the technology-heavy Nasdaq Composite® Index, which advanced 17.58%. Overall, it was a broad-based rally, with economically sensitive sectors among the biggest gainers. Stocks of mid- and small-sized companies fared better than their larger-cap counterparts, advancing 24.04% and 26.98%, respectively, as measured by the Russell Midcap® and Russell 2000® indexes.

Comments from Joanna Bewick and Christopher Sharpe, Lead Co-Portfolio Managers of Fidelity Advisor® Strategic Dividend & Income® Fund: For the year, the fund's Class A, Class T, Class B and Class C shares rose 14.16%, 13.92%, 13.31% and 13.33%, respectively (excluding sales charges), underperforming the 15.02% return of the Fidelity Strategic Dividend & Income Composite Index. We didn't make any notable shifts to the portfolio during the period and overall positioning among the asset classes was only a nominal detractor. A modest overweighting, on average, in the more volatile real estate investment trust (REIT) asset class contributed to performance, as did an underweighting in common stocks. Conversely, an underweighting in the preferred securities subportfolio was a negative. Elsewhere, a small cash position hurt the most, particularly later in the period. Looking at the individual subportfolios, all four sleeves posted solid gains, and most of the subportfolios beat their respective benchmarks. The convertible securities sleeve was the biggest relative contributor, while the REIT subportfolio outpaced the market and delivered the strongest absolute return for the period. The preferreds sleeve topped its "blended" benchmark - combining both its old and new indexes. Meanwhile, the large-cap value equity subportfolio lagged its blended benchmark.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2010 to November 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value June 1, 2010	Ending Account Value November 30, 2010	Expenses Paid During Period* June 1, 2010 to November 30, 2010
Class A	1.16%
Actual		$ 1,000.00	$ 1,062.40	$ 6.00
HypotheticalA		$ 1,000.00	$ 1,019.25	$ 5.87
Class T	1.39%
Actual		$ 1,000.00	$ 1,061.10	$ 7.18
HypotheticalA		$ 1,000.00	$ 1,018.10	$ 7.03
Class B	1.93%
Actual		$ 1,000.00	$ 1,058.40	$ 9.96
HypotheticalA		$ 1,000.00	$ 1,015.39	$ 9.75
Class C	1.91%
Actual		$ 1,000.00	$ 1,058.50	$ 9.86
HypotheticalA		$ 1,000.00	$ 1,015.49	$ 9.65
Strategic Dividend and Income	.87%
Actual		$ 1,000.00	$ 1,063.60	$ 4.50
HypotheticalA		$ 1,000.00	$ 1,020.71	$ 4.41
Institutional Class	.83%
Actual		$ 1,000.00	$ 1,063.90	$ 4.29
HypotheticalA		$ 1,000.00	$ 1,020.91	$ 4.20

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Investments as of November 30, 2010
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	4.8	1.0
Procter & Gamble Co.	2.5	0.4
The Coca-Cola Co.	2.4	0.0
Pfizer, Inc.	2.4	0.9
Johnson & Johnson	2.2	0.1
Merck & Co., Inc.	2.0	0.5
Philip Morris International, Inc.	1.8	0.0
Simon Property Group, Inc.	1.5	1.7
AT&T, Inc.	1.5	0.6
Qwest Communications International, Inc.	1.4	0.2
	22.5
Top Five Market Sectors as of November 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	29.3	40.3
Consumer Staples	10.6	2.7
Health Care	10.0	7.8
Energy	9.6	8.3
Utilities	8.6	7.2
Asset Allocation (% of fund's net assets)
As of November 30, 2010*		As of May 31, 2010**
	Common Stocks 61.6%		Common Stocks 65.3%
	Preferred Stocks 18.6%		Preferred Stocks 17.9%
	Convertible Bonds 10.4%		Convertible Bonds 11.0%
	Other Investments 4.6%		Other Investments 2.6%
	Short-Term Investments and Net Other Assets 4.8%		Short-Term Investments and Net Other Assets 3.2%
* Foreign investments	7.5%	** Foreign investments	6.3%

Annual Report

Investments November 30, 2010

Showing Percentage of Net Assets

Corporate Bonds - 14.0%
	Principal Amount	Value
Convertible Bonds - 10.4%
CONSUMER DISCRETIONARY - 1.4%
Auto Components - 0.1%
BorgWarner, Inc. 3.5% 4/15/12	$ 310,000	$ 583,761
Automobiles - 0.2%
Ford Motor Co. 4.25% 11/15/16	920,000	1,774,496
Hotels, Restaurants & Leisure - 0.2%
MGM Mirage, Inc. 4.25% 4/15/15 (g)	1,780,000	1,764,425
Leisure Equipment & Products - 0.3%
Eastman Kodak Co. 7% 4/1/17	1,920,000	1,883,328
Media - 0.1%
Virgin Media, Inc. 6.5% 11/15/16	490,000	773,612
Specialty Retail - 0.5%
Group 1 Automotive, Inc. 3% 3/15/20 (g)	585,000	691,821
RadioShack Corp. 2.5% 8/1/13 (g)	1,470,000	1,547,175
Sonic Automotive, Inc. 5% 10/1/29	1,100,000	1,308,230
		3,547,226
TOTAL CONSUMER DISCRETIONARY		10,326,848
CONSUMER STAPLES - 0.1%
Beverages - 0.1%
Molson Coors Brewing Co. 2.5% 7/30/13	760,000	854,392
ENERGY - 1.1%
Energy Equipment & Services - 0.1%
Exterran Holdings, Inc. 4.25% 6/15/14	670,000	813,112
Oil States International, Inc. 2.375% 7/1/25	180,000	342,225
		1,155,337
Oil, Gas & Consumable Fuels - 1.0%
Alpha Natural Resources, Inc. 2.375% 4/15/15	690,000	841,179
Peabody Energy Corp. 4.75% 12/15/66	1,880,000	2,347,650
Pioneer Natural Resources Co. 2.875% 1/15/38	630,000	893,025
Quicksilver Resources, Inc. 1.875% 11/1/24	1,030,000	1,111,576
Western Refining, Inc. 5.75% 6/15/14	2,000,000	2,283,600
		7,477,030
TOTAL ENERGY		8,632,367
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
FINANCIALS - 0.6%
Capital Markets - 0.3%
Janus Capital Group, Inc. 3.25% 7/15/14	$ 300,000	$ 321,240
Jefferies Group, Inc. 3.875% 11/1/29	1,370,000	1,400,825
Penson Worldwide, Inc. 8% 6/1/14 (g)	615,000	557,805
		2,279,870
Diversified Financial Services - 0.1%
KKR Financial Holdings LLC 7.5% 1/15/17	240,000	318,336
Real Estate Investment Trusts - 0.1%
Developers Diversified Realty Corp. 1.75% 11/15/40	300,000	298,950
Health Care REIT, Inc. 4.75% 12/1/26	460,000	496,225
		795,175
Real Estate Management & Development - 0.1%
Digital Realty Trust LP:
4.125% 8/15/26 (g)	450,000	748,125
5.5% 4/15/29 (g)	160,000	217,856
		965,981
TOTAL FINANCIALS		4,359,362
HEALTH CARE - 1.7%
Biotechnology - 0.8%
BioMarin Pharmaceutical, Inc. 1.875% 4/23/17	420,000	608,496
Cephalon, Inc. 2% 6/1/15	1,150,000	1,652,493
Gilead Sciences, Inc. 1.625% 5/1/16 (g)	3,620,000	3,791,950
Incyte Corp. 4.75% 10/1/15	170,000	310,879
		6,363,818
Health Care Providers & Services - 0.3%
Health Management Associates, Inc. 3.75% 5/1/28 (g)	370,000	429,755
Laboratory Corp. of America Holdings 0% 9/11/21	1,066,000	1,172,707
LifePoint Hospitals, Inc. 3.5% 5/15/14	680,000	682,992
		2,285,454
Life Sciences Tools & Services - 0.2%
Invitrogen Corp.:
1.5% 2/15/24	820,000	945,050
3.25% 6/15/25	290,000	326,627
		1,271,677
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - 0.4%
Biovail Corp. 5.375% 8/1/14	$ 1,480,000	$ 2,849,888
Mylan, Inc. 3.75% 9/15/15	240,000	392,850
		3,242,738
TOTAL HEALTH CARE		13,163,687
INDUSTRIALS - 1.8%
Aerospace & Defense - 0.2%
Alliant Techsystems, Inc. 3% 8/15/24	1,330,000	1,494,588
Airlines - 0.1%
JetBlue Airways Corp. Series D 6.75% 10/15/39	440,000	727,584
Commercial Services & Supplies - 0.4%
Covanta Holding Corp. 3.25% 6/1/14	2,600,000	2,934,776
Construction & Engineering - 0.8%
Fluor Corp. 1.5% 2/15/24	1,220,000	2,533,025
MasTec, Inc.:
4% 6/15/14	400,000	477,500
4.25% 12/15/14 (g)	2,800,000	3,318,000
		6,328,525
Electrical Equipment - 0.1%
EnerSys 3.375% 6/1/38 (e)	540,000	595,836
Industrial Conglomerates - 0.1%
Textron, Inc. 4.5% 5/1/13	360,000	652,356
Machinery - 0.0%
Danaher Corp. 0% 1/22/21	270,000	339,188
Road & Rail - 0.1%
Hertz Global Holdings, Inc. 5.25% 6/1/14	510,000	845,631
TOTAL INDUSTRIALS		13,918,484
INFORMATION TECHNOLOGY - 2.7%
Communications Equipment - 0.4%
CommScope, Inc. 3.25% 7/1/15	1,410,000	1,852,740
Powerwave Technologies, Inc. 1.875% 11/15/24	720,000	699,750
		2,552,490
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 0.6%
EMC Corp.:
1.75% 12/1/11	$ 960,000	$ 1,314,528
1.75% 12/1/13	2,000,000	2,868,750
Quantum Corp. 3.5% 11/15/15 (g)	450,000	492,165
		4,675,443
Internet Software & Services - 0.5%
Digital River, Inc. 2% 11/1/30 (g)	830,000	826,888
Equinix, Inc.:
3% 10/15/14	1,180,000	1,151,562
4.75% 6/15/16	900,000	1,073,880
VeriSign, Inc. 3.25% 8/15/37	570,000	650,883
		3,703,213
IT Services - 0.4%
CACI International, Inc. 2.125% 5/1/14	2,370,000	2,624,775
Semiconductors & Semiconductor Equipment - 0.1%
Microchip Technology, Inc. 2.125% 12/15/37	510,000	609,450
Micron Technology, Inc. 4.25% 10/15/13	230,000	372,888
		982,338
Software - 0.7%
Symantec Corp. 1% 6/15/13	4,770,000	5,477,868
TOTAL INFORMATION TECHNOLOGY		20,016,127
MATERIALS - 0.7%
Chemicals - 0.1%
Ferro Corp. 6.5% 8/15/13	930,000	993,938
Containers & Packaging - 0.1%
Owens-Brockway Glass Container, Inc. 3% 6/1/15 (g)	970,000	948,854
Metals & Mining - 0.3%
Newmont Mining Corp. 1.625% 7/15/17	1,420,000	1,998,650
Paper & Forest Products - 0.2%
Rayonier TRS Holdings, Inc.:
3.75% 10/15/12	430,000	467,894
4.5% 8/15/15 (g)	500,000	596,000
		1,063,894
TOTAL MATERIALS		5,005,336
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
Leap Wireless International, Inc. 4.5% 7/15/14	$ 1,930,000	$ 1,744,334
UTILITIES - 0.1%
Multi-Utilities - 0.1%
CMS Energy Corp.:
2.875% 12/1/24	380,000	533,663
5.5% 6/15/29	170,000	232,475
		766,138
TOTAL CONVERTIBLE BONDS		78,787,075
Nonconvertible Bonds - 3.6%
CONSUMER DISCRETIONARY - 0.9%
Hotels, Restaurants & Leisure - 0.9%
Blue Acquisition Sub, Inc. 9.875% 10/15/18 (g)	400,000	420,000
Dunkin Finance Corp. 9.625% 12/1/18 (g)	340,000	341,700
FelCor Lodging LP 10% 10/1/14	1,750,000	1,942,500
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	995,000	1,034,800
MGM Mirage, Inc. 6.625% 7/15/15	2,000,000	1,730,000
NCL Corp. Ltd. 11.75% 11/15/16	1,145,000	1,301,006
		6,770,006
FINANCIALS - 1.4%
Capital Markets - 0.4%
JPMorgan Chase Capital XXII 6.45% 2/2/37	3,500,000	3,445,845
Lehman Brothers Holdings, Inc. 0% (d)(i)	1,000,000	100
		3,445,945
Commercial Banks - 0.7%
Capital One Capital IV 6.745% 2/17/37 (i)	2,000,000	1,995,000
Wells Fargo Capital X 5.95% 12/15/36	1,000,000	973,695
Wells Fargo Capital XIII 7.7% (i)	2,000,000	2,030,000
		4,998,695
Diversified Financial Services - 0.3%
Goldman Sachs Capital II 5.793% (i)	2,500,000	2,112,500
TOTAL FINANCIALS		10,557,140
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18 (g)	$ 45,000	$ 45,675
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.0%
Covanta Holding Corp. 7.25% 12/1/20 (h)	180,000	183,714
United Rentals North America, Inc. 8.375% 9/15/20	255,000	251,175
		434,889
Marine - 0.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17 (g)	500,000	504,400
TOTAL INDUSTRIALS		939,289
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.1%
Terremark Worldwide, Inc.:
9.5% 11/15/13 (g)	150,000	148,500
12% 6/15/17	650,000	728,000
		876,500
MATERIALS - 0.0%
Chemicals - 0.0%
OMNOVA Solutions, Inc. 7.875% 11/1/18 (g)	40,000	39,750
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (g)	3,950,000	4,171,990
Sprint Capital Corp. 6.875% 11/15/28	1,250,000	1,062,500
		5,234,490
UTILITIES - 0.4%
Multi-Utilities - 0.4%
Wisconsin Energy Corp. 6.25% 5/15/67 (i)	3,000,000	2,940,000
TOTAL NONCONVERTIBLE BONDS		27,402,850
TOTAL CORPORATE BONDS (Cost $100,934,566)		106,189,925
Common Stocks - 61.6%
	Shares	Value
CONSUMER DISCRETIONARY - 3.6%
Hotels, Restaurants & Leisure - 1.5%
Darden Restaurants, Inc.	20,100	$ 983,895
McDonald's Corp.	126,000	9,865,800
Starbucks Corp.	23,700	725,220
		11,574,915
Household Durables - 0.1%
Stanley Black & Decker, Inc.	16,061	956,111
Leisure Equipment & Products - 0.1%
Polaris Industries, Inc.	5,500	399,795
Media - 0.5%
Time Warner Cable, Inc.	57,800	3,557,012
Multiline Retail - 0.3%
Kohl's Corp. (a)	13,300	750,386
Nordstrom, Inc.	24,000	1,027,200
		1,777,586
Specialty Retail - 0.9%
Foot Locker, Inc.	50,600	954,822
Home Depot, Inc.	158,700	4,794,327
TJX Companies, Inc.	23,600	1,076,396
		6,825,545
Textiles, Apparel & Luxury Goods - 0.2%
VF Corp.	21,100	1,748,768
TOTAL CONSUMER DISCRETIONARY		26,839,732
CONSUMER STAPLES - 10.0%
Beverages - 3.5%
Dr Pepper Snapple Group, Inc.	24,000	879,120
PepsiCo, Inc.	116,300	7,516,469
The Coca-Cola Co.	291,900	18,439,323
		26,834,912
Food Products - 1.7%
Kellogg Co.	78,600	3,869,478
Kraft Foods, Inc. Class A	112,500	3,403,125
Nestle SA	47,254	2,568,331
Unilever NV unit	102,600	2,911,788
		12,752,722
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 2.8%
Kimberly-Clark Corp.	35,100	$ 2,172,339
Procter & Gamble Co.	311,858	19,045,168
		21,217,507
Tobacco - 2.0%
Imperial Tobacco Group PLC	39,482	1,158,087
Philip Morris International, Inc.	243,318	13,842,361
Reynolds American, Inc.	800	24,752
		15,025,200
TOTAL CONSUMER STAPLES		75,830,341
ENERGY - 8.0%
Energy Equipment & Services - 0.2%
Ensco International Ltd. ADR	30,900	1,464,660
Oil, Gas & Consumable Fuels - 7.8%
Chevron Corp.	81,800	6,623,346
Exxon Mobil Corp.	526,600	36,630,282
Marathon Oil Corp.	139,700	4,675,759
Royal Dutch Shell PLC:
Class A (United Kingdom)	120,600	3,631,223
Class A sponsored ADR	83,500	5,065,945
Sunoco, Inc.	51,800	2,079,252
		58,705,807
TOTAL ENERGY		60,170,467
FINANCIALS - 15.5%
Commercial Banks - 0.2%
Australia & New Zealand Banking Group Ltd.	46,539	1,010,651
M&T Bank Corp. (f)	11,600	892,736
		1,903,387
Insurance - 1.3%
ACE Ltd.	49,100	2,873,332
Axis Capital Holdings Ltd.	32,800	1,159,152
RLI Corp.	12,700	736,346
The Travelers Companies, Inc.	74,900	4,043,851
Willis Group Holdings PLC	31,400	999,462
		9,812,143
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - 13.6%
Acadia Realty Trust (SBI)	96,000	$ 1,752,960
Alexandria Real Estate Equities, Inc.	50,600	3,377,550
American Campus Communities, Inc.	13,700	430,728
AvalonBay Communities, Inc.	9,975	1,100,542
Boston Properties, Inc.	33,595	2,815,261
Brandywine Realty Trust (SBI)	142,452	1,575,519
Camden Property Trust (SBI)	12,700	648,589
CBL & Associates Properties, Inc.	163,969	2,705,489
Cedar Shopping Centers, Inc.	59,200	358,752
Chesapeake Lodging Trust	40,000	760,800
Colonial Properties Trust (SBI)	11,247	202,446
DCT Industrial Trust, Inc.	126,700	625,898
Developers Diversified Realty Corp.	175,398	2,250,356
DiamondRock Hospitality Co.	297,638	3,134,128
Digital Realty Trust, Inc. (f)	92,694	4,868,289
DuPont Fabros Technology, Inc.	4,900	110,691
Education Realty Trust, Inc.	277,800	2,039,052
Equity Residential (SBI)	54,475	2,722,661
Essex Property Trust, Inc.	33,431	3,705,492
Excel Trust, Inc.	25,388	293,485
Glimcher Realty Trust	84,715	692,969
HCP, Inc.	75,963	2,501,462
Healthcare Realty Trust, Inc.	75,840	1,565,338
Highwoods Properties, Inc. (SBI)	65,918	2,011,158
Host Hotels & Resorts, Inc.	106,373	1,753,027
Kimco Realty Corp.	39,712	661,602
Kite Realty Group Trust	109,534	549,861
LTC Properties, Inc.	7,900	213,221
Mid-America Apartment Communities, Inc.	61,900	3,798,803
National Health Investors, Inc.	24,495	1,077,780
Omega Healthcare Investors, Inc.	92,100	1,944,231
Plum Creek Timber Co., Inc. (f)	44,014	1,586,265
Post Properties, Inc.	59,400	2,023,758
ProLogis Trust	449,265	5,844,938
Public Storage	73,716	7,120,966
Rayonier, Inc.	24,900	1,268,904
Simon Property Group, Inc.	111,523	10,985,016
SL Green Realty Corp.	72,300	4,728,420
Sunstone Hotel Investors, Inc. (a)	186,855	1,778,860
Tanger Factory Outlet Centers, Inc.	10,300	494,194
The Macerich Co.	64,077	2,969,328
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Ventas, Inc.	117,800	$ 6,039,606
Vornado Realty Trust	58,261	4,752,932
Weyerhaeuser Co.	49,298	822,784
		102,664,111
Real Estate Management & Development - 0.3%
CB Richard Ellis Group, Inc. Class A (a)	96,658	1,854,867
Coresite Realty Corp.	21,093	271,678
		2,126,545
Thrifts & Mortgage Finance - 0.1%
People's United Financial, Inc.	56,100	695,079
TOTAL FINANCIALS		117,201,265
HEALTH CARE - 7.9%
Health Care Providers & Services - 0.4%
Brookdale Senior Living, Inc. (a)	70,000	1,338,400
Emeritus Corp. (a)	95,531	1,722,424
Sunrise Senior Living, Inc. (a)	92,104	338,943
		3,399,767
Pharmaceuticals - 7.5%
GlaxoSmithKline PLC	356,200	6,745,902
Johnson & Johnson	267,644	16,473,488
Merck & Co., Inc.	447,690	15,431,874
Pfizer, Inc.	1,091,200	17,775,648
		56,426,912
TOTAL HEALTH CARE		59,826,679
INDUSTRIALS - 6.0%
Aerospace & Defense - 1.6%
Honeywell International, Inc.	66,300	3,295,773
Raytheon Co.	43,000	1,988,750
The Boeing Co.	50,100	3,194,877
United Technologies Corp.	50,100	3,771,027
		12,250,427
Air Freight & Logistics - 0.5%
United Parcel Service, Inc. Class B	47,600	3,338,188
Commercial Services & Supplies - 0.5%
Pitney Bowes, Inc.	42,400	930,256
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Republic Services, Inc.	60,000	$ 1,688,400
Waste Management, Inc.	22,900	784,325
		3,402,981
Construction & Engineering - 0.1%
Granite Construction, Inc.	30,800	781,396
Electrical Equipment - 0.5%
Emerson Electric Co.	73,500	4,047,645
Industrial Conglomerates - 1.3%
3M Co.	92,400	7,759,752
General Electric Co.	149,453	2,365,841
		10,125,593
Machinery - 1.1%
Caterpillar, Inc.	78,300	6,624,180
Dover Corp.	18,100	992,061
Illinois Tool Works, Inc.	16,100	766,843
		8,383,084
Road & Rail - 0.4%
Norfolk Southern Corp.	52,100	3,134,857
TOTAL INDUSTRIALS		45,464,171
INFORMATION TECHNOLOGY - 2.2%
IT Services - 0.6%
Accenture PLC Class A	24,300	1,052,676
Automatic Data Processing, Inc.	77,600	3,458,632
		4,511,308
Semiconductors & Semiconductor Equipment - 1.6%
Analog Devices, Inc.	58,100	2,066,036
Intel Corp.	185,500	3,917,760
Intersil Corp. Class A	209,600	2,672,400
Linear Technology Corp.	46,000	1,499,600
Microchip Technology, Inc. (f)	24,300	816,723
Xilinx, Inc.	40,400	1,095,648
		12,068,167
TOTAL INFORMATION TECHNOLOGY		16,579,475
Common Stocks - continued
	Shares	Value
MATERIALS - 0.6%
Chemicals - 0.6%
E.I. du Pont de Nemours & Co.	82,900	$ 3,895,471
Praxair, Inc.	5,100	469,455
		4,364,926
TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 3.1%
AT&T, Inc.	393,600	10,938,144
Qwest Communications International, Inc.	1,547,000	10,829,000
Telefonica SA	72,996	1,550,024
		23,317,168
Wireless Telecommunication Services - 0.6%
Vodafone Group PLC	1,756,500	4,381,735
TOTAL TELECOMMUNICATION SERVICES		27,698,903
UTILITIES - 4.1%
Electric Utilities - 2.2%
American Electric Power Co., Inc.	145,300	5,172,680
FirstEnergy Corp.	95,200	3,342,472
NextEra Energy, Inc.	64,900	3,285,238
PPL Corp.	195,392	4,964,911
		16,765,301
Multi-Utilities - 1.9%
National Grid PLC	831,200	7,340,285
PG&E Corp.	75,200	3,529,136
Public Service Enterprise Group, Inc.	108,900	3,357,387
		14,226,808
TOTAL UTILITIES		30,992,109
TOTAL COMMON STOCKS (Cost $446,800,882)		464,968,068
Preferred Stocks - 18.6%

Convertible Preferred Stocks - 4.6%
CONSUMER DISCRETIONARY - 1.1%
Automobiles - 0.7%
General Motors Co. 4.75% (a)	97,200	4,928,040
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
CONSUMER DISCRETIONARY - continued
Household Durables - 0.0%
Stanley Black & Decker, Inc. 4.75% (a)	1,800	$ 183,600
Media - 0.4%
Interpublic Group of Companies, Inc. 5.25%	3,344	3,356,440
TOTAL CONSUMER DISCRETIONARY		8,468,080
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Archer Daniels Midland Co. 6.25%	25,700	968,376
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
El Paso Corp. 4.99%	3,275	3,816,751
FINANCIALS - 2.2%
Commercial Banks - 0.7%
Huntington Bancshares, Inc. 8.50%	886	952,450
KeyCorp Series A, 7.75%	9,000	942,300
Wells Fargo & Co. 7.50%	3,090	3,050,108
		4,944,858
Diversified Financial Services - 1.3%
AMG Capital Trust I 5.10%	12,800	598,400
Bank of America Corp. Series L, 7.25%	1,498	1,393,140
Citigroup, Inc. 7.50%	38,200	4,775,000
United Rentals Trust I 6.50%	77,363	3,196,639
		9,963,179
Real Estate Investment Trusts - 0.2%
FelCor Lodging Trust, Inc. Series A, 1.95% (a)	53,000	1,272,000
Real Estate Management & Development - 0.0%
Grubb & Ellis Co.:
12.00% (g)	2,700	234,765
12.00% (a)(g)	1,000	86,950
		321,715
TOTAL FINANCIALS		16,501,752
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
HealthSouth Corp. Series A 6.50%	3,108	$ 2,797,200
Omnicare Capital Trust II Series B, 4.00%	11,400	429,210
		3,226,410
MATERIALS - 0.2%
Metals & Mining - 0.2%
AngloGold Ashanti Holdings Finance PLC 6.00% (a)	22,900	1,218,280
UTILITIES - 0.1%
Electric Utilities - 0.1%
PPL Corp. 9.50%	9,600	519,360
TOTAL CONVERTIBLE PREFERRED STOCKS		34,719,009
Nonconvertible Preferred Stocks - 14.0%
CONSUMER DISCRETIONARY - 0.6%
Media - 0.6%
CBS Corp. 6.75%	65,000	1,660,100
Comcast Corp. 6.625%	28,660	734,556
Viacom, Inc. 6.85%	86,000	2,192,140
		4,586,796
CONSUMER STAPLES - 0.4%
Food Products - 0.4%
H.J. Heinz Finance Co. 8.00% (g)	28	2,891,000
FINANCIALS - 8.7%
Capital Markets - 2.2%
BNY Capital V 5.95%	115,000	2,880,750
Deutsche Bank Contingent Capital Trust II 6.55%	140,000	3,341,800
Goldman Sachs Group, Inc.:
6.125% (a)	86,000	2,070,020
Series C, 4.9931%	40,000	908,000
Series D, 4.00%	200,000	4,418,000
Morgan Stanley Capital I Trust 6.60%	120,000	2,920,800
		16,539,370
Commercial Banks - 1.8%
Barclays Bank PLC:
7.75%	78,600	1,999,584
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Commercial Banks - continued
Barclays Bank PLC: - continued
Series 2	40,000	$ 931,200
BB&T Capital Trust VI 9.60%	49,000	1,370,040
First Tennessee Bank NA, Memphis 3.90% (g)	5,000	3,050,000
HSBC Holdings PLC Series B, 8.00%	75,400	2,031,276
Keycorp Capital IX 6.75%	6,882	170,467
USB Capital XII 6.30%	80,000	1,974,400
Zions Bancorp. 11.00%	80,000	2,167,200
		13,694,167
Diversified Financial Services - 2.9%
Bank of America Corp.:
Series D, 6.204%	45,000	963,900
Series H, 8.20%	86,015	2,139,193
Citigroup Capital VIII 6.95%	141,900	3,426,885
Citigroup Capital XIII 7.875% (a)	47,594	1,249,343
Deutsche Bank Capital Funding Trust VIII 6.375%	50,000	1,160,500
General Electric Capital Corp. 6.05%	40,000	1,020,000
GMAC LLC 7.00% (g)	10,675	9,260,563
JPMorgan Chase Capital XXIX 6.70%	95,000	2,441,500
		21,661,884
Insurance - 0.1%
MetLife, Inc. Series A, 4.39%	40,000	938,400
Real Estate Investment Trusts - 1.6%
Apartment Investment & Management Co. Series V, 8.00%	33,966	864,435
CBL & Associates Properties, Inc. 7.375%	49,500	1,173,645
Hospitality Properties Trust:
Series B, 8.875%	92,800	2,366,400
Series C, 7.00%	100,000	2,382,000
Public Storage:
Series I, 7.25%	20,000	512,200
Series K, 7.25%	27,600	706,836
Series M, 6.625%	50,000	1,246,000
Series P, 6.50%	80,000	1,995,200
Vornado Realty Trust Series E, 7.00%	40,000	992,000
		12,238,716
Thrifts & Mortgage Finance - 0.1%
Fannie Mae:
Series E, 5.10% (a)	27,562	24,806
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Fannie Mae: - continued
Series H, 5.81% (a)	71,200	$ 71,200
Series I, 5.375% (a)	5,000	5,750
Series L, 5.125% (a)	140,900	108,493
Series N, 5.50% (a)	92,650	83,385
Series O, 7.00% (a)	42,200	24,265
Series R, 7.65% (a)	40,000	20,760
Series T, 8.25% (a)	40,000	18,200
Freddie Mac:
Series F, 5.00% (a)	68,500	61,650
Series H, 5.10% (a)	10,300	9,270
Series K, 5.79% (a)	25,200	19,656
Series O, 5.81% (a)	19,500	17,550
Series R, 5.70% (a)	117,000	101,790
Series S, 0.00% (a)	10,000	10,200
Series U, 5.90% (a)	40,000	20,400
Series V, 5.57% (a)	566,000	283,000
Series W, 5.66% (a)	161,600	80,800
		961,175
TOTAL FINANCIALS		66,033,712
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
Pitney Bowes International Holdings, Inc. 6.125% (g)	500	478,750
MATERIALS - 0.1%
Chemicals - 0.1%
E.I. du Pont de Nemours & Co. Series B, 4.50%	9,900	913,275
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
AT&T, Inc. 6.375%	51,800	1,392,384
UTILITIES - 3.9%
Electric Utilities - 3.4%
Alabama Power Co.:
4.60%	2,000	166,000
5.625%	137,300	3,411,054
6.45%	80,000	2,125,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
UTILITIES - continued
Electric Utilities - continued
Baltimore Gas & Electric Co. Series 1993, 6.70%	10,000	$ 1,005,000
Duquesne Light Co. 6.50%	66,050	3,236,450
FPL Group Capital Trust I 5.875%	20,000	500,000
FPL Group Capital, Inc. Series E, 7.45%	60,000	1,588,800
Pacific Gas & Electric Co.:
Series B, 5.50%	61,900	1,541,310
Series D 5.00%	69,200	1,553,540
PPL Electric Utilities Corp. 6.25%	165,000	4,114,688
Southern California Edison Co.:
6.125%	35,000	3,430,000
Series C:
4.24%	34,600	670,548
6.00%	20,000	1,936,876
Series D, 4.32%	15,000	293,250
		25,572,516
Multi-Utilities - 0.5%
Consolidated Edison Co. of New York, Inc. Series A, 5.00%	25,205	2,336,504
San Diego Gas & Electric Co. 1.70%	67,548	1,755,573
		4,092,077
TOTAL UTILITIES		29,664,593
TOTAL NONCONVERTIBLE PREFERRED STOCKS		105,960,510
TOTAL PREFERRED STOCKS (Cost $186,184,945)		140,679,519
Floating Rate Loans - 0.1%
Principal Amount
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Clear Channel Capital I LLC Tranche B, term loan 3.9034% 1/29/16 (i) (Cost $531,196)	$ 660,000	521,400
Preferred Securities - 0.9%
	Principal Amount	Value
FINANCIALS - 0.9%
Commercial Banks - 0.3%
PNC Preferred Funding Trust I 6.517% (g)(i)	3,000,000	$ 2,366,358
SunTrust Preferred Capital I 5.853% (i)	168,000	130,540
		2,496,898
Diversified Financial Services - 0.6%
JPMorgan Chase & Co. 7.9% (i)	4,000,000	4,365,014
TOTAL PREFERRED SECURITIES (Cost $6,756,840)		6,861,912
Money Market Funds - 4.6%
	Shares
Fidelity Cash Central Fund, 0.24% (b)	26,820,992	26,820,992
Fidelity Securities Lending Cash Central Fund, 0.25% (b)(c)	7,727,850	7,727,850
TOTAL MONEY MARKET FUNDS (Cost $34,548,842)		34,548,842
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $775,757,271)		753,769,666
NET OTHER ASSETS (LIABILITIES) - 0.2%		1,364,747
NET ASSETS - 100%		$ 755,134,413
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $39,971,220 or 5.3% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 37,971
Fidelity Securities Lending Cash Central Fund	16,310
Total	$ 54,281
Other Information

The following is a summary of the inputs used, as of November 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 39,894,608	$ 36,354,568	$ 3,540,040	$ -
Consumer Staples	79,689,717	75,830,341	3,859,376	-
Energy	63,987,218	60,170,467	3,816,751	-
Financials	199,736,729	176,317,963	23,418,766	-
Health Care	63,053,089	53,080,777	9,972,312	-
Industrials	45,942,921	45,464,171	478,750	-
Information Technology	16,579,475	16,579,475	-	-
Materials	6,496,481	5,278,201	1,218,280	-
Telecommunication Services	29,091,287	23,159,528	5,931,759	-
Utilities	61,176,062	32,135,776	27,284,713	1,755,573
Corporate Bonds	106,189,925	-	106,189,825	100
Floating Rate Loans	521,400	-	521,400	-
Preferred Securities	6,861,912	-	6,861,912	-
Money Market Funds	34,548,842	34,548,842	-	-
Total Investments in Securities:	$ 753,769,666	$ 558,920,109	$ 193,093,884	$ 1,755,673
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 100
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	22,967
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	1,732,606
Transfers out of Level 3	-
Ending Balance	$ 1,755,673
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2010	$ 22,967

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
AAA,AA,A	1.3%
BBB	4.1%
BB	2.2%
B	2.5%
CCC,CC,C	1.9%
Not Rated	3.0%
Equities	80.2%
Short-Term Investments andNet Other Assets	4.8%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes.

Income Tax Information

At November 30, 2010, the Fund had a capital loss carryforward of approximately $230,575,502 of which $81,163,694 and $149,411,808 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2010

Assets
Investment in securities, at value (including securities loaned of $7,511,570) - See accompanying schedule: Unaffiliated issuers (cost $741,208,429)	$ 719,220,824
Fidelity Central Funds (cost $34,548,842)	34,548,842
Total Investments (cost $775,757,271)		$ 753,769,666
Cash		742,338
Receivable for investments sold		797,585
Receivable for fund shares sold		6,801,749
Dividends receivable		2,115,838
Interest receivable		1,222,745
Distributions receivable from Fidelity Central Funds		11,578
Prepaid expenses		1,945
Other receivables		42,561
Total assets		765,506,005

Liabilities
Payable for investments purchased Regular delivery	$ 1,112,184
Delayed delivery	180,000
Payable for fund shares redeemed	680,657
Accrued management fee	351,681
Distribution and service plan fees payable	88,821
Other affiliated payables	175,224
Other payables and accrued expenses	55,175
Collateral on securities loaned, at value	7,727,850
Total liabilities		10,371,592

Net Assets		$ 755,134,413
Net Assets consist of:
Paid in capital		$ 1,006,708,647
Undistributed net investment income		7,087,387
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(236,666,126)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(21,995,495)
Net Assets		$ 755,134,413

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

November 30, 2010

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($77,339,553 ÷ 7,560,081 shares)	$ 10.23

Maximum offering price per share (100/94.25 of $10.23)	$ 10.85
Class T: Net Asset Value and redemption price per share ($59,931,048 ÷ 5,862,472 shares)	$ 10.22

Maximum offering price per share (100/96.50 of $10.22)	$ 10.59
Class B: Net Asset Value and offering price per share ($15,441,514 ÷ 1,514,231 shares)A	$ 10.20

Class C: Net Asset Value and offering price per share ($39,889,435 ÷ 3,907,750 shares)A	$ 10.21

Strategic Dividend and Income: Net Asset Value, offering price and redemption price per share ($542,828,123 ÷ 52,864,506 shares)	$ 10.27

Institutional Class: Net Asset Value, offering price and redemption price per share ($19,704,740 ÷ 1,921,306 shares)	$ 10.26

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended November 30, 2010

Investment Income
Dividends		$ 18,145,584
Special dividends		2,828,939
Interest		3,741,742
Income from Fidelity Central Funds		54,281
Total income		24,770,546

Expenses
Management fee	$ 3,909,264
Transfer agent fees	1,712,535
Distribution and service plan fees	1,066,648
Accounting and security lending fees	253,835
Custodian fees and expenses	62,402
Independent trustees' compensation	2,415
Registration fees	115,405
Audit	59,445
Legal	2,668
Miscellaneous	6,823
Total expenses before reductions	7,191,440
Expense reductions	(37,961)	7,153,479
Net investment income (loss)		17,617,067
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	71,430,441
Foreign currency transactions	(33,979)
Capital gain distributions from Fidelity Central Funds	268
Total net realized gain (loss)		71,396,730
Change in net unrealized appreciation (depreciation) on: Investment securities	1,999,447
Assets and liabilities in foreign currencies	(7,827)
Total change in net unrealized appreciation (depreciation)		1,991,620
Net gain (loss)		73,388,350
Net increase (decrease) in net assets resulting from operations		$ 91,005,417

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended November 30, 2010	Year ended November 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 17,617,067	$ 18,271,138
Net realized gain (loss)	71,396,730	(96,063,834)
Change in net unrealized appreciation (depreciation)	1,991,620	255,363,399
Net increase (decrease) in net assets resulting from operations	91,005,417	177,570,703
Distributions to shareholders from net investment income	(13,949,511)	(17,557,434)
Share transactions - net increase (decrease)	26,548,115	(106,204,695)
Total increase (decrease) in net assets	103,604,021	53,808,574

Net Assets
Beginning of period	651,530,392	597,721,818
End of period (including undistributed net investment income of $7,087,387 and undistributed net investment income of $3,273,160, respectively)	$ 755,134,413	$ 651,530,392

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended November 30,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.13	$ 6.87	$ 13.28	$ 13.66	$ 12.18
Income from Investment Operations
Net investment income (loss) C	.23 F	.23	.23	.20	.19
Net realized and unrealized gain (loss)	1.05	2.25	(5.77)	.28	1.61
Total from investment operations	1.28	2.48	(5.54)	.48	1.80
Distributions from net investment income	(.18)	(.22)	(.26)	(.20)	(.19)
Distributions from net realized gain	-	-	(.61)	(.66)	(.13)
Total distributions	(.18)	(.22)	(.87)	(.86)	(.32)
Net asset value, end of period	$ 10.23	$ 9.13	$ 6.87	$ 13.28	$ 13.66
Total Return A, B	14.16%	37.12%	(44.44)%	3.59%	15.01%
Ratios to Average Net Assets D, G
Expenses before reductions	1.16%	1.21%	1.11%	1.10%	1.14%
Expenses net of fee waivers, if any	1.16%	1.21%	1.11%	1.10%	1.14%
Expenses net of all reductions	1.16%	1.21%	1.11%	1.09%	1.14%
Net investment income (loss)	2.38% F	3.08%	2.05%	1.49%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$ 77,340	$ 74,580	$ 70,691	$ 166,554	$ 70,083
Portfolio turnover rate E	130%	100%	114%	90%	125%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.98%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended November 30,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.12	$ 6.87	$ 13.26	$ 13.64	$ 12.17
Income from Investment Operations
Net investment income (loss) C	.21 F	.21	.20	.17	.17
Net realized and unrealized gain (loss)	1.05	2.25	(5.75)	.27	1.59
Total from investment operations	1.26	2.46	(5.55)	.44	1.76
Distributions from net investment income	(.16)	(.21)	(.23)	(.16)	(.16)
Distributions from net realized gain	-	-	(.61)	(.66)	(.13)
Total distributions	(.16)	(.21)	(.84)	(.82)	(.29)
Net asset value, end of period	$ 10.22	$ 9.12	$ 6.87	$ 13.26	$ 13.64
Total Return A, B	13.92%	36.63%	(44.51)%	3.34%	14.70%
Ratios to Average Net Assets D, G
Expenses before reductions	1.39%	1.45%	1.35%	1.32%	1.35%
Expenses net of fee waivers, if any	1.39%	1.45%	1.35%	1.32%	1.35%
Expenses net of all reductions	1.39%	1.45%	1.35%	1.32%	1.35%
Net investment income (loss)	2.16% F	2.84%	1.81%	1.27%	1.31%
Supplemental Data
Net assets, end of period (000 omitted)	$ 59,931	$ 60,134	$ 58,677	$ 158,962	$ 119,834
Portfolio turnover rate E	130%	100%	114%	90%	125%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.75%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended November 30,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.10	$ 6.85	$ 13.23	$ 13.61	$ 12.14
Income from Investment Operations
Net investment income (loss) C	.16 F	.17	.14	.09	.09
Net realized and unrealized gain (loss)	1.05	2.25	(5.75)	.28	1.59
Total from investment operations	1.21	2.42	(5.61)	.37	1.68
Distributions from net investment income	(.11)	(.17)	(.16)	(.09)	(.08)
Distributions from net realized gain	-	-	(.61)	(.66)	(.13)
Total distributions	(.11)	(.17)	(.77)	(.75)	(.21)
Net asset value, end of period	$ 10.20	$ 9.10	$ 6.85	$ 13.23	$ 13.61
Total Return A, B	13.31%	36.06%	(44.88)%	2.79%	14.05%
Ratios to Average Net Assets D, G
Expenses before reductions	1.94%	1.98%	1.92%	1.91%	1.96%
Expenses net of fee waivers, if any	1.94%	1.98%	1.92%	1.91%	1.96%
Expenses net of all reductions	1.94%	1.98%	1.91%	1.91%	1.96%
Net investment income (loss)	1.60% F	2.31%	1.25%	.67%	.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,442	$ 16,098	$ 15,375	$ 37,288	$ 23,992
Portfolio turnover rate E	130%	100%	114%	90%	125%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.20%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended November 30,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.11	$ 6.85	$ 13.23	$ 13.61	$ 12.15
Income from Investment Operations
Net investment income (loss) C	.16 F	.18	.14	.10	.10
Net realized and unrealized gain (loss)	1.05	2.25	(5.75)	.27	1.58
Total from investment operations	1.21	2.43	(5.61)	.37	1.68
Distributions from net investment income	(.11)	(.17)	(.16)	(.09)	(.09)
Distributions from net realized gain	-	-	(.61)	(.66)	(.13)
Total distributions	(.11)	(.17)	(.77)	(.75)	(.22)
Net asset value, end of period	$ 10.21	$ 9.11	$ 6.85	$ 13.23	$ 13.61
Total Return A, B	13.33%	36.15%	(44.87)%	2.84%	14.05%
Ratios to Average Net Assets D,G
Expenses before reductions	1.91%	1.96%	1.88%	1.85%	1.89%
Expenses net of fee waivers, if any	1.91%	1.96%	1.88%	1.85%	1.89%
Expenses net of all reductions	1.91%	1.96%	1.88%	1.85%	1.88%
Net investment income (loss)	1.63% F	2.33%	1.29%	.74%	.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 39,889	$ 39,920	$ 42,499	$ 106,122	$ 75,301
Portfolio turnover rate E	130%	100%	114%	90%	125%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.23%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Strategic Dividend and Income

Years ended November 30,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.16	$ 6.90	$ 13.33	$ 13.70	$ 12.22
Income from Investment Operations
Net investment income (loss) B	.27 E	.26	.26	.25	.24
Net realized and unrealized gain (loss)	1.05	2.25	(5.78)	.27	1.60
Total from investment operations	1.32	2.51	(5.52)	.52	1.84
Distributions from net investment income	(.21)	(.25)	(.30)	(.23)	(.23)
Distributions from net realized gain	-	-	(.61)	(.66)	(.13)
Total distributions	(.21)	(.25)	(.91)	(.89)	(.36)
Net asset value, end of period	$ 10.27	$ 9.16	$ 6.90	$ 13.33	$ 13.70
Total Return A	14.57%	37.37%	(44.24)%	3.92%	15.33%
Ratios to Average Net Assets C, F
Expenses before reductions	.86%	.93%	.81%	.79%	.80%
Expenses net of fee waivers, if any	.86%	.93%	.81%	.79%	.80%
Expenses net of all reductions	.86%	.92%	.81%	.78%	.79%
Net investment income (loss)	2.68% E	3.36%	2.35%	1.80%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 542,828	$ 444,401	$ 392,340	$ 1,172,143	$ 1,075,348
Portfolio turnover rate D	130%	100%	114%	90%	125%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 2.28%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended November 30,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.15	$ 6.89	$ 13.31	$ 13.68	$ 12.21
Income from Investment Operations
Net investment income (loss) B	.27 E	.25	.26	.24	.23
Net realized and unrealized gain (loss)	1.06	2.26	(5.77)	.28	1.59
Total from investment operations	1.33	2.51	(5.51)	.52	1.82
Distributions from net investment income	(.22)	(.25)	(.30)	(.23)	(.22)
Distributions from net realized gain	-	-	(.61)	(.66)	(.13)
Total distributions	(.22)	(.25)	(.91)	(.89)	(.35)
Net asset value, end of period	$ 10.26	$ 9.15	$ 6.89	$ 13.31	$ 13.68
Total Return A	14.61%	37.44%	(44.23)%	3.94%	15.24%
Ratios to Average Net Assets C, F
Expenses before reductions	.83%	.91%	.83%	.81%	.82%
Expenses net of fee waivers, if any	.83%	.91%	.83%	.81%	.82%
Expenses net of all reductions	.83%	.91%	.83%	.80%	.82%
Net investment income (loss)	2.71% E	3.38%	2.34%	1.78%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,705	$ 16,397	$ 18,141	$ 36,369	$ 13,771
Portfolio turnover rate D	130%	100%	114%	90%	125%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 2.31%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2010

1. Organization.

Fidelity Strategic Dividend & Income Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Strategic Dividend and Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B Shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

Annual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of November 30, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs)and certain indexes as well as

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans and preferred securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is

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3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of November 30, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 49,505,243
Gross unrealized depreciation	(77,441,402)
Net unrealized appreciation (depreciation)	$ (27,936,159)

Tax Cost	$ 781,705,825

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 6,945,317
Capital loss carryforward	$ (230,575,502)
Net unrealized appreciation (depreciation)	$ (27,944,049)

The tax character of distributions paid was as follows:

	November 30, 2010	November 30, 2009
Ordinary Income	$ 13,949,511	$ 17,557,434

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable

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4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $877,817,915 and $876,389,096, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .56% of the Fund's average net assets.

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	0%	.25%	$ 191,264	$ 1,509
Class T	.25%	.25%	307,449	-
Class B	.75%	.25%	162,121	121,658
Class C	.75%	.25%	405,814	35,896
			$ 1,066,648	$ 159,063

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares (1.00% to .50% prior to July 12, 2010) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 29,588
Class T	9,670
Class B*	31,484
Class C*	3,386
$ 74,128

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the

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6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 217,008.28
Class T	159,759.26
Class B	50,462.31
Class C	114,951.28
Strategic Dividend and Income	1,134,346.23
Institutional Class	36,009.20
	$ 1,712,535

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $17,849 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,690 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned

Annual Report

Notes to Financial Statements - continued

8. Security Lending - continued

securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $16,310. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $37,961 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended November 30,	2010	2009
From net investment income
Class A	$ 1,436,059	$ 1,975,781
Class T	1,019,779	1,498,984
Class B	178,406	333,700
Class C	458,690	833,995
Strategic Dividend and Income	10,471,304	12,390,826
Institutional Class	385,273	524,148
Total	$ 13,949,511	$ 17,557,434

Annual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended November 30,	2010	2009	2010	2009
Class A
Shares sold	1,539,594	1,456,773	$ 15,272,519	$ 11,169,980
Reinvestment of distributions	126,020	242,636	1,236,727	1,717,704
Shares redeemed	(2,275,429)	(3,819,463)	(22,373,404)	(27,537,301)
Net increase (decrease)	(609,815)	(2,120,054)	$ (5,864,158)	$ (14,649,617)
Class T
Shares sold	545,436	689,440	$ 5,340,536	$ 4,953,988
Reinvestment of distributions	91,121	187,994	894,447	1,326,850
Shares redeemed	(1,365,821)	(2,832,833)	(13,450,403)	(20,002,560)
Net increase (decrease)	(729,264)	(1,955,399)	$ (7,215,420)	$ (13,721,722)
Class B
Shares sold	148,878	230,872	$ 1,456,537	$ 1,641,555
Reinvestment of distributions	15,666	40,129	153,815	280,676
Shares redeemed	(419,454)	(746,386)	(4,119,270)	(5,395,642)
Net increase (decrease)	(254,910)	(475,385)	$ (2,508,918)	$ (3,473,411)
Class C
Shares sold	654,812	529,694	$ 6,452,052	$ 4,019,278
Reinvestment of distributions	37,930	95,880	372,596	670,764
Shares redeemed	(1,167,707)	(2,444,886)	(11,468,194)	(17,406,771)
Net increase (decrease)	(474,965)	(1,819,312)	$ (4,643,546)	$ (12,716,729)
Strategic Dividend and Income
Shares sold	17,438,425	7,446,408	$ 174,394,833	$ 61,455,928
Reinvestment of distributions	937,098	1,520,981	9,236,339	10,836,576
Shares redeemed	(14,013,404)	(17,361,200)	(138,172,256)	(128,136,969)
Net increase (decrease)	4,362,119	(8,393,811)	$ 45,458,916	$ (55,844,465)
Institutional Class
Shares sold	507,702	300,201	$ 5,040,135	$ 2,210,457
Reinvestment of distributions	29,875	50,635	293,925	360,319
Shares redeemed	(408,153)	(1,193,036)	(4,012,819)	(8,369,527)
Net increase (decrease)	129,424	(842,200)	$ 1,321,241	$ (5,798,751)

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Notes to Financial Statements - continued

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and the Shareholders of Fidelity Strategic Dividend & Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Strategic Dividend & Income Fund (a fund of Fidelity Fixed-Income Trust) at November 30, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Strategic Dividend & Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2010 by correspondence with the custodian, brokers, and agent banks provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

January 18, 2011

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 189 funds advised by FMR or an affiliate. Mr. Curvey oversees 408 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (48)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Annual Report

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (68)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (58)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (63)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (56)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-
2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (70)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (64)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (71)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (54)

Year of Election or Appointment: 2005

Vice President of Fidelity's Fixed Income Funds and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of The North Carolina Capital Management Trust: Cash and Term Portfolio (2003-present), the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President of FIMM 130/30 LLC (2008-
present), Director of Ballyrock Investment Advisors LLC (2006-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), President and Director of Fidelity Investments Money Management, Inc. (2007-2009) and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Derek L. Young (46)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young also serves as Chief Investment Officer of the Global Asset Allocation Group (2009-present). Previously, Mr. Young served as a portfolio manager.

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (37)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-
2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (43)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-
present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-
present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (41)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (42)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

Class A designates 21%, 90%, 94%, and 89%; Class T designates 24%, 100%, 100%, and 100%; Class B designates 34%, 100%, 100%, and 100% and Class C designates 33%, 100%, 100%, and 100% of the dividends distributed in December 2009, April 2010, July 2010, and October 2010, respectively, during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class A designates 22%, 100%, 100%, and 100%; Class T designates 24%, 100%, 100%, and 100%; Class B designates 35%, 100%, 100%, and 100% and Class C designates 34%, 100%, 100%, and 100% of the dividends distributed in December 2009, April 2010, July 2010, and October 2010, respectively, during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

A total of 0.05% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Strategic Dividend & Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, the cumulative total returns of Institutional Class (Class I) and Class B of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of Institutional Class (Class I) and Class B show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's four general investment categories according to their respective weightings in the fund's neutral mix.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Strategic Dividend & Income Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of Institutional Class (Class I) of the fund was in the first quartile for the one-year period, the third quartile for the three-year period, and the second quartile for the five-year period. The Board also noted that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Annual Report

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 24% means that 76% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Strategic Dividend & Income Fund

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Institutional Class and the retail class ranked below its competitive median for 2009 and the total expenses of each of Class A, Class T, Class B, and Class C ranked above its competitive median for 2009. The Board considered that the total expenses for Class T were above the median primarily because its 12b-1 fee is higher than the typical front-end load class. The Board also considered that the total expenses of each of Class A, Class B, and Class C were above the median primarily due to smaller average account and fund sizes that result in higher transfer agent fees and other expenses. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of the fund were reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Annual Report

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology and profitability trends for certain funds; (iii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iv) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (v) the compensation paid by FMR to fund sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of fees to maintain minimum yields for certain funds and classes; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes or to achieve further economies of scale.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ASDI-UANN-0111
1.802529.106

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®
Strategic Dividend & Income®
Fund - Institutional Class

Annual Report

November 30, 2010

Institutional Class
is a class of Fidelity®
Strategic Dividend &
Income® Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Note to shareholders	<Click Here>	Important information about the fund.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Equities have staged a rally in the second half of 2010, shaking off concerns about the European debt crisis and the possibility of a double-dip recession in the U.S. Although the short-term surge pushed major equity indexes back into positive territory for the year, several questions remain about the longer-term outlook, including lackluster economic growth and persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Note to shareholders

On October 1, 2010, the fund's common stock subportfolio changed its benchmark from the Russell 3000® Value Index to the MSCI® USA High Dividend Yield Index; the fund's preferred stock subportfolio changed its benchmark from The BofA Merrill LynchSM DRD Eligible Preferred Securities Index to The BofA Merrill Lynch Fixed Rate Preferred Securities Index; and the fund's convertible securities subportfolio changed its benchmark from The BofA Merrill Lynch All US Convertibles Index ex Traditional Convertible Preferreds to The BofA Merrill Lynch All US Convertibles Index, each of which conforms more closely to the fund's investment strategy.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended November 30, 2010	Past 1 year	Past 5 years	Life of fundA
Institutional Class	14.61%	1.02%	4.13%

A From December 23, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Strategic Dividend & Income® Fund - Institutional Class on December 23, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Despite bouts of volatility and concern over European debt woes, major U.S. stock markets recorded solid gains for the year ending November 30, 2010, lifted by economic optimism, encouraging earnings reports and a wave of corporate mergers. Stocks extended their 2009 upswing in the first five months of the period on signs the Great Recession was over. However, high unemployment in the U.S. and sovereign debt problems in Europe sent equities falling during the spring. Markets vacillated for much of the summer before regaining momentum in the fall, with the large-cap S&P 500® Index posting its best September/October performance since 1998. By November, however, Ireland's debt took center stage, along with slower growth in China and additional quantitative easing in the U.S., unnerving investors and cooling down markets. For the full 12 months, the S&P 500® rose 9.94%, while the blue-chip-laden Dow Jones Industrial AverageSM added 9.33%. Both were bested by the technology-heavy Nasdaq Composite® Index, which advanced 17.58%. Overall, it was a broad-based rally, with economically sensitive sectors among the biggest gainers. Stocks of mid- and small-sized companies fared better than their larger-cap counterparts, advancing 24.04% and 26.98%, respectively, as measured by the Russell Midcap® and Russell 2000® indexes.

Comments from Joanna Bewick and Christopher Sharpe, Lead Co-Portfolio Managers of Fidelity Advisor® Strategic Dividend & Income® Fund: For the year, the fund's Institutional Class shares rose 14.61%, modestly underperforming the 15.02% return of the Fidelity Strategic Dividend & Income Composite Index. We didn't make any notable shifts to the portfolio during the period and overall positioning among the asset classes was only a nominal detractor. A modest overweighting, on average, in the more volatile real estate investment trust (REIT) asset class contributed to performance, as did an underweighting in common stocks. Conversely, an underweighting in the preferred securities subportfolio was a negative. Elsewhere, a small cash position hurt the most, particularly later in the period. Looking at the individual subportfolios, all four sleeves posted solid gains, and most of the subportfolios beat their respective benchmarks. The convertible securities sleeve was the biggest relative contributor, while the REIT subportfolio outpaced the market and delivered the strongest absolute return for the period. The preferreds sleeve topped its "blended" benchmark - combining both its old and new indexes. Meanwhile, the large-cap value equity subportfolio lagged its blended benchmark.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2010 to November 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value June 1, 2010	Ending Account Value November 30, 2010	Expenses Paid During Period* June 1, 2010 to November 30, 2010
Class A	1.16%
Actual		$ 1,000.00	$ 1,062.40	$ 6.00
HypotheticalA		$ 1,000.00	$ 1,019.25	$ 5.87
Class T	1.39%
Actual		$ 1,000.00	$ 1,061.10	$ 7.18
HypotheticalA		$ 1,000.00	$ 1,018.10	$ 7.03
Class B	1.93%
Actual		$ 1,000.00	$ 1,058.40	$ 9.96
HypotheticalA		$ 1,000.00	$ 1,015.39	$ 9.75
Class C	1.91%
Actual		$ 1,000.00	$ 1,058.50	$ 9.86
HypotheticalA		$ 1,000.00	$ 1,015.49	$ 9.65
Strategic Dividend and Income	.87%
Actual		$ 1,000.00	$ 1,063.60	$ 4.50
HypotheticalA		$ 1,000.00	$ 1,020.71	$ 4.41
Institutional Class	.83%
Actual		$ 1,000.00	$ 1,063.90	$ 4.29
HypotheticalA		$ 1,000.00	$ 1,020.91	$ 4.20

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Investments as of November 30, 2010
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	4.8	1.0
Procter & Gamble Co.	2.5	0.4
The Coca-Cola Co.	2.4	0.0
Pfizer, Inc.	2.4	0.9
Johnson & Johnson	2.2	0.1
Merck & Co., Inc.	2.0	0.5
Philip Morris International, Inc.	1.8	0.0
Simon Property Group, Inc.	1.5	1.7
AT&T, Inc.	1.5	0.6
Qwest Communications International, Inc.	1.4	0.2
	22.5
Top Five Market Sectors as of November 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	29.3	40.3
Consumer Staples	10.6	2.7
Health Care	10.0	7.8
Energy	9.6	8.3
Utilities	8.6	7.2
Asset Allocation (% of fund's net assets)
As of November 30, 2010*		As of May 31, 2010**
	Common Stocks 61.6%		Common Stocks 65.3%
	Preferred Stocks 18.6%		Preferred Stocks 17.9%
	Convertible Bonds 10.4%		Convertible Bonds 11.0%
	Other Investments 4.6%		Other Investments 2.6%
	Short-Term Investments and Net Other Assets 4.8%		Short-Term Investments and Net Other Assets 3.2%
* Foreign investments	7.5%	** Foreign investments	6.3%

Annual Report

Investments November 30, 2010

Showing Percentage of Net Assets

Corporate Bonds - 14.0%
	Principal Amount	Value
Convertible Bonds - 10.4%
CONSUMER DISCRETIONARY - 1.4%
Auto Components - 0.1%
BorgWarner, Inc. 3.5% 4/15/12	$ 310,000	$ 583,761
Automobiles - 0.2%
Ford Motor Co. 4.25% 11/15/16	920,000	1,774,496
Hotels, Restaurants & Leisure - 0.2%
MGM Mirage, Inc. 4.25% 4/15/15 (g)	1,780,000	1,764,425
Leisure Equipment & Products - 0.3%
Eastman Kodak Co. 7% 4/1/17	1,920,000	1,883,328
Media - 0.1%
Virgin Media, Inc. 6.5% 11/15/16	490,000	773,612
Specialty Retail - 0.5%
Group 1 Automotive, Inc. 3% 3/15/20 (g)	585,000	691,821
RadioShack Corp. 2.5% 8/1/13 (g)	1,470,000	1,547,175
Sonic Automotive, Inc. 5% 10/1/29	1,100,000	1,308,230
		3,547,226
TOTAL CONSUMER DISCRETIONARY		10,326,848
CONSUMER STAPLES - 0.1%
Beverages - 0.1%
Molson Coors Brewing Co. 2.5% 7/30/13	760,000	854,392
ENERGY - 1.1%
Energy Equipment & Services - 0.1%
Exterran Holdings, Inc. 4.25% 6/15/14	670,000	813,112
Oil States International, Inc. 2.375% 7/1/25	180,000	342,225
		1,155,337
Oil, Gas & Consumable Fuels - 1.0%
Alpha Natural Resources, Inc. 2.375% 4/15/15	690,000	841,179
Peabody Energy Corp. 4.75% 12/15/66	1,880,000	2,347,650
Pioneer Natural Resources Co. 2.875% 1/15/38	630,000	893,025
Quicksilver Resources, Inc. 1.875% 11/1/24	1,030,000	1,111,576
Western Refining, Inc. 5.75% 6/15/14	2,000,000	2,283,600
		7,477,030
TOTAL ENERGY		8,632,367
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
FINANCIALS - 0.6%
Capital Markets - 0.3%
Janus Capital Group, Inc. 3.25% 7/15/14	$ 300,000	$ 321,240
Jefferies Group, Inc. 3.875% 11/1/29	1,370,000	1,400,825
Penson Worldwide, Inc. 8% 6/1/14 (g)	615,000	557,805
		2,279,870
Diversified Financial Services - 0.1%
KKR Financial Holdings LLC 7.5% 1/15/17	240,000	318,336
Real Estate Investment Trusts - 0.1%
Developers Diversified Realty Corp. 1.75% 11/15/40	300,000	298,950
Health Care REIT, Inc. 4.75% 12/1/26	460,000	496,225
		795,175
Real Estate Management & Development - 0.1%
Digital Realty Trust LP:
4.125% 8/15/26 (g)	450,000	748,125
5.5% 4/15/29 (g)	160,000	217,856
		965,981
TOTAL FINANCIALS		4,359,362
HEALTH CARE - 1.7%
Biotechnology - 0.8%
BioMarin Pharmaceutical, Inc. 1.875% 4/23/17	420,000	608,496
Cephalon, Inc. 2% 6/1/15	1,150,000	1,652,493
Gilead Sciences, Inc. 1.625% 5/1/16 (g)	3,620,000	3,791,950
Incyte Corp. 4.75% 10/1/15	170,000	310,879
		6,363,818
Health Care Providers & Services - 0.3%
Health Management Associates, Inc. 3.75% 5/1/28 (g)	370,000	429,755
Laboratory Corp. of America Holdings 0% 9/11/21	1,066,000	1,172,707
LifePoint Hospitals, Inc. 3.5% 5/15/14	680,000	682,992
		2,285,454
Life Sciences Tools & Services - 0.2%
Invitrogen Corp.:
1.5% 2/15/24	820,000	945,050
3.25% 6/15/25	290,000	326,627
		1,271,677
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - 0.4%
Biovail Corp. 5.375% 8/1/14	$ 1,480,000	$ 2,849,888
Mylan, Inc. 3.75% 9/15/15	240,000	392,850
		3,242,738
TOTAL HEALTH CARE		13,163,687
INDUSTRIALS - 1.8%
Aerospace & Defense - 0.2%
Alliant Techsystems, Inc. 3% 8/15/24	1,330,000	1,494,588
Airlines - 0.1%
JetBlue Airways Corp. Series D 6.75% 10/15/39	440,000	727,584
Commercial Services & Supplies - 0.4%
Covanta Holding Corp. 3.25% 6/1/14	2,600,000	2,934,776
Construction & Engineering - 0.8%
Fluor Corp. 1.5% 2/15/24	1,220,000	2,533,025
MasTec, Inc.:
4% 6/15/14	400,000	477,500
4.25% 12/15/14 (g)	2,800,000	3,318,000
		6,328,525
Electrical Equipment - 0.1%
EnerSys 3.375% 6/1/38 (e)	540,000	595,836
Industrial Conglomerates - 0.1%
Textron, Inc. 4.5% 5/1/13	360,000	652,356
Machinery - 0.0%
Danaher Corp. 0% 1/22/21	270,000	339,188
Road & Rail - 0.1%
Hertz Global Holdings, Inc. 5.25% 6/1/14	510,000	845,631
TOTAL INDUSTRIALS		13,918,484
INFORMATION TECHNOLOGY - 2.7%
Communications Equipment - 0.4%
CommScope, Inc. 3.25% 7/1/15	1,410,000	1,852,740
Powerwave Technologies, Inc. 1.875% 11/15/24	720,000	699,750
		2,552,490
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 0.6%
EMC Corp.:
1.75% 12/1/11	$ 960,000	$ 1,314,528
1.75% 12/1/13	2,000,000	2,868,750
Quantum Corp. 3.5% 11/15/15 (g)	450,000	492,165
		4,675,443
Internet Software & Services - 0.5%
Digital River, Inc. 2% 11/1/30 (g)	830,000	826,888
Equinix, Inc.:
3% 10/15/14	1,180,000	1,151,562
4.75% 6/15/16	900,000	1,073,880
VeriSign, Inc. 3.25% 8/15/37	570,000	650,883
		3,703,213
IT Services - 0.4%
CACI International, Inc. 2.125% 5/1/14	2,370,000	2,624,775
Semiconductors & Semiconductor Equipment - 0.1%
Microchip Technology, Inc. 2.125% 12/15/37	510,000	609,450
Micron Technology, Inc. 4.25% 10/15/13	230,000	372,888
		982,338
Software - 0.7%
Symantec Corp. 1% 6/15/13	4,770,000	5,477,868
TOTAL INFORMATION TECHNOLOGY		20,016,127
MATERIALS - 0.7%
Chemicals - 0.1%
Ferro Corp. 6.5% 8/15/13	930,000	993,938
Containers & Packaging - 0.1%
Owens-Brockway Glass Container, Inc. 3% 6/1/15 (g)	970,000	948,854
Metals & Mining - 0.3%
Newmont Mining Corp. 1.625% 7/15/17	1,420,000	1,998,650
Paper & Forest Products - 0.2%
Rayonier TRS Holdings, Inc.:
3.75% 10/15/12	430,000	467,894
4.5% 8/15/15 (g)	500,000	596,000
		1,063,894
TOTAL MATERIALS		5,005,336
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
Leap Wireless International, Inc. 4.5% 7/15/14	$ 1,930,000	$ 1,744,334
UTILITIES - 0.1%
Multi-Utilities - 0.1%
CMS Energy Corp.:
2.875% 12/1/24	380,000	533,663
5.5% 6/15/29	170,000	232,475
		766,138
TOTAL CONVERTIBLE BONDS		78,787,075
Nonconvertible Bonds - 3.6%
CONSUMER DISCRETIONARY - 0.9%
Hotels, Restaurants & Leisure - 0.9%
Blue Acquisition Sub, Inc. 9.875% 10/15/18 (g)	400,000	420,000
Dunkin Finance Corp. 9.625% 12/1/18 (g)	340,000	341,700
FelCor Lodging LP 10% 10/1/14	1,750,000	1,942,500
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	995,000	1,034,800
MGM Mirage, Inc. 6.625% 7/15/15	2,000,000	1,730,000
NCL Corp. Ltd. 11.75% 11/15/16	1,145,000	1,301,006
		6,770,006
FINANCIALS - 1.4%
Capital Markets - 0.4%
JPMorgan Chase Capital XXII 6.45% 2/2/37	3,500,000	3,445,845
Lehman Brothers Holdings, Inc. 0% (d)(i)	1,000,000	100
		3,445,945
Commercial Banks - 0.7%
Capital One Capital IV 6.745% 2/17/37 (i)	2,000,000	1,995,000
Wells Fargo Capital X 5.95% 12/15/36	1,000,000	973,695
Wells Fargo Capital XIII 7.7% (i)	2,000,000	2,030,000
		4,998,695
Diversified Financial Services - 0.3%
Goldman Sachs Capital II 5.793% (i)	2,500,000	2,112,500
TOTAL FINANCIALS		10,557,140
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18 (g)	$ 45,000	$ 45,675
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.0%
Covanta Holding Corp. 7.25% 12/1/20 (h)	180,000	183,714
United Rentals North America, Inc. 8.375% 9/15/20	255,000	251,175
		434,889
Marine - 0.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17 (g)	500,000	504,400
TOTAL INDUSTRIALS		939,289
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.1%
Terremark Worldwide, Inc.:
9.5% 11/15/13 (g)	150,000	148,500
12% 6/15/17	650,000	728,000
		876,500
MATERIALS - 0.0%
Chemicals - 0.0%
OMNOVA Solutions, Inc. 7.875% 11/1/18 (g)	40,000	39,750
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (g)	3,950,000	4,171,990
Sprint Capital Corp. 6.875% 11/15/28	1,250,000	1,062,500
		5,234,490
UTILITIES - 0.4%
Multi-Utilities - 0.4%
Wisconsin Energy Corp. 6.25% 5/15/67 (i)	3,000,000	2,940,000
TOTAL NONCONVERTIBLE BONDS		27,402,850
TOTAL CORPORATE BONDS (Cost $100,934,566)		106,189,925
Common Stocks - 61.6%
	Shares	Value
CONSUMER DISCRETIONARY - 3.6%
Hotels, Restaurants & Leisure - 1.5%
Darden Restaurants, Inc.	20,100	$ 983,895
McDonald's Corp.	126,000	9,865,800
Starbucks Corp.	23,700	725,220
		11,574,915
Household Durables - 0.1%
Stanley Black & Decker, Inc.	16,061	956,111
Leisure Equipment & Products - 0.1%
Polaris Industries, Inc.	5,500	399,795
Media - 0.5%
Time Warner Cable, Inc.	57,800	3,557,012
Multiline Retail - 0.3%
Kohl's Corp. (a)	13,300	750,386
Nordstrom, Inc.	24,000	1,027,200
		1,777,586
Specialty Retail - 0.9%
Foot Locker, Inc.	50,600	954,822
Home Depot, Inc.	158,700	4,794,327
TJX Companies, Inc.	23,600	1,076,396
		6,825,545
Textiles, Apparel & Luxury Goods - 0.2%
VF Corp.	21,100	1,748,768
TOTAL CONSUMER DISCRETIONARY		26,839,732
CONSUMER STAPLES - 10.0%
Beverages - 3.5%
Dr Pepper Snapple Group, Inc.	24,000	879,120
PepsiCo, Inc.	116,300	7,516,469
The Coca-Cola Co.	291,900	18,439,323
		26,834,912
Food Products - 1.7%
Kellogg Co.	78,600	3,869,478
Kraft Foods, Inc. Class A	112,500	3,403,125
Nestle SA	47,254	2,568,331
Unilever NV unit	102,600	2,911,788
		12,752,722
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 2.8%
Kimberly-Clark Corp.	35,100	$ 2,172,339
Procter & Gamble Co.	311,858	19,045,168
		21,217,507
Tobacco - 2.0%
Imperial Tobacco Group PLC	39,482	1,158,087
Philip Morris International, Inc.	243,318	13,842,361
Reynolds American, Inc.	800	24,752
		15,025,200
TOTAL CONSUMER STAPLES		75,830,341
ENERGY - 8.0%
Energy Equipment & Services - 0.2%
Ensco International Ltd. ADR	30,900	1,464,660
Oil, Gas & Consumable Fuels - 7.8%
Chevron Corp.	81,800	6,623,346
Exxon Mobil Corp.	526,600	36,630,282
Marathon Oil Corp.	139,700	4,675,759
Royal Dutch Shell PLC:
Class A (United Kingdom)	120,600	3,631,223
Class A sponsored ADR	83,500	5,065,945
Sunoco, Inc.	51,800	2,079,252
		58,705,807
TOTAL ENERGY		60,170,467
FINANCIALS - 15.5%
Commercial Banks - 0.2%
Australia & New Zealand Banking Group Ltd.	46,539	1,010,651
M&T Bank Corp. (f)	11,600	892,736
		1,903,387
Insurance - 1.3%
ACE Ltd.	49,100	2,873,332
Axis Capital Holdings Ltd.	32,800	1,159,152
RLI Corp.	12,700	736,346
The Travelers Companies, Inc.	74,900	4,043,851
Willis Group Holdings PLC	31,400	999,462
		9,812,143
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - 13.6%
Acadia Realty Trust (SBI)	96,000	$ 1,752,960
Alexandria Real Estate Equities, Inc.	50,600	3,377,550
American Campus Communities, Inc.	13,700	430,728
AvalonBay Communities, Inc.	9,975	1,100,542
Boston Properties, Inc.	33,595	2,815,261
Brandywine Realty Trust (SBI)	142,452	1,575,519
Camden Property Trust (SBI)	12,700	648,589
CBL & Associates Properties, Inc.	163,969	2,705,489
Cedar Shopping Centers, Inc.	59,200	358,752
Chesapeake Lodging Trust	40,000	760,800
Colonial Properties Trust (SBI)	11,247	202,446
DCT Industrial Trust, Inc.	126,700	625,898
Developers Diversified Realty Corp.	175,398	2,250,356
DiamondRock Hospitality Co.	297,638	3,134,128
Digital Realty Trust, Inc. (f)	92,694	4,868,289
DuPont Fabros Technology, Inc.	4,900	110,691
Education Realty Trust, Inc.	277,800	2,039,052
Equity Residential (SBI)	54,475	2,722,661
Essex Property Trust, Inc.	33,431	3,705,492
Excel Trust, Inc.	25,388	293,485
Glimcher Realty Trust	84,715	692,969
HCP, Inc.	75,963	2,501,462
Healthcare Realty Trust, Inc.	75,840	1,565,338
Highwoods Properties, Inc. (SBI)	65,918	2,011,158
Host Hotels & Resorts, Inc.	106,373	1,753,027
Kimco Realty Corp.	39,712	661,602
Kite Realty Group Trust	109,534	549,861
LTC Properties, Inc.	7,900	213,221
Mid-America Apartment Communities, Inc.	61,900	3,798,803
National Health Investors, Inc.	24,495	1,077,780
Omega Healthcare Investors, Inc.	92,100	1,944,231
Plum Creek Timber Co., Inc. (f)	44,014	1,586,265
Post Properties, Inc.	59,400	2,023,758
ProLogis Trust	449,265	5,844,938
Public Storage	73,716	7,120,966
Rayonier, Inc.	24,900	1,268,904
Simon Property Group, Inc.	111,523	10,985,016
SL Green Realty Corp.	72,300	4,728,420
Sunstone Hotel Investors, Inc. (a)	186,855	1,778,860
Tanger Factory Outlet Centers, Inc.	10,300	494,194
The Macerich Co.	64,077	2,969,328
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Ventas, Inc.	117,800	$ 6,039,606
Vornado Realty Trust	58,261	4,752,932
Weyerhaeuser Co.	49,298	822,784
		102,664,111
Real Estate Management & Development - 0.3%
CB Richard Ellis Group, Inc. Class A (a)	96,658	1,854,867
Coresite Realty Corp.	21,093	271,678
		2,126,545
Thrifts & Mortgage Finance - 0.1%
People's United Financial, Inc.	56,100	695,079
TOTAL FINANCIALS		117,201,265
HEALTH CARE - 7.9%
Health Care Providers & Services - 0.4%
Brookdale Senior Living, Inc. (a)	70,000	1,338,400
Emeritus Corp. (a)	95,531	1,722,424
Sunrise Senior Living, Inc. (a)	92,104	338,943
		3,399,767
Pharmaceuticals - 7.5%
GlaxoSmithKline PLC	356,200	6,745,902
Johnson & Johnson	267,644	16,473,488
Merck & Co., Inc.	447,690	15,431,874
Pfizer, Inc.	1,091,200	17,775,648
		56,426,912
TOTAL HEALTH CARE		59,826,679
INDUSTRIALS - 6.0%
Aerospace & Defense - 1.6%
Honeywell International, Inc.	66,300	3,295,773
Raytheon Co.	43,000	1,988,750
The Boeing Co.	50,100	3,194,877
United Technologies Corp.	50,100	3,771,027
		12,250,427
Air Freight & Logistics - 0.5%
United Parcel Service, Inc. Class B	47,600	3,338,188
Commercial Services & Supplies - 0.5%
Pitney Bowes, Inc.	42,400	930,256
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Republic Services, Inc.	60,000	$ 1,688,400
Waste Management, Inc.	22,900	784,325
		3,402,981
Construction & Engineering - 0.1%
Granite Construction, Inc.	30,800	781,396
Electrical Equipment - 0.5%
Emerson Electric Co.	73,500	4,047,645
Industrial Conglomerates - 1.3%
3M Co.	92,400	7,759,752
General Electric Co.	149,453	2,365,841
		10,125,593
Machinery - 1.1%
Caterpillar, Inc.	78,300	6,624,180
Dover Corp.	18,100	992,061
Illinois Tool Works, Inc.	16,100	766,843
		8,383,084
Road & Rail - 0.4%
Norfolk Southern Corp.	52,100	3,134,857
TOTAL INDUSTRIALS		45,464,171
INFORMATION TECHNOLOGY - 2.2%
IT Services - 0.6%
Accenture PLC Class A	24,300	1,052,676
Automatic Data Processing, Inc.	77,600	3,458,632
		4,511,308
Semiconductors & Semiconductor Equipment - 1.6%
Analog Devices, Inc.	58,100	2,066,036
Intel Corp.	185,500	3,917,760
Intersil Corp. Class A	209,600	2,672,400
Linear Technology Corp.	46,000	1,499,600
Microchip Technology, Inc. (f)	24,300	816,723
Xilinx, Inc.	40,400	1,095,648
		12,068,167
TOTAL INFORMATION TECHNOLOGY		16,579,475
Common Stocks - continued
	Shares	Value
MATERIALS - 0.6%
Chemicals - 0.6%
E.I. du Pont de Nemours & Co.	82,900	$ 3,895,471
Praxair, Inc.	5,100	469,455
		4,364,926
TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 3.1%
AT&T, Inc.	393,600	10,938,144
Qwest Communications International, Inc.	1,547,000	10,829,000
Telefonica SA	72,996	1,550,024
		23,317,168
Wireless Telecommunication Services - 0.6%
Vodafone Group PLC	1,756,500	4,381,735
TOTAL TELECOMMUNICATION SERVICES		27,698,903
UTILITIES - 4.1%
Electric Utilities - 2.2%
American Electric Power Co., Inc.	145,300	5,172,680
FirstEnergy Corp.	95,200	3,342,472
NextEra Energy, Inc.	64,900	3,285,238
PPL Corp.	195,392	4,964,911
		16,765,301
Multi-Utilities - 1.9%
National Grid PLC	831,200	7,340,285
PG&E Corp.	75,200	3,529,136
Public Service Enterprise Group, Inc.	108,900	3,357,387
		14,226,808
TOTAL UTILITIES		30,992,109
TOTAL COMMON STOCKS (Cost $446,800,882)		464,968,068
Preferred Stocks - 18.6%

Convertible Preferred Stocks - 4.6%
CONSUMER DISCRETIONARY - 1.1%
Automobiles - 0.7%
General Motors Co. 4.75% (a)	97,200	4,928,040
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
CONSUMER DISCRETIONARY - continued
Household Durables - 0.0%
Stanley Black & Decker, Inc. 4.75% (a)	1,800	$ 183,600
Media - 0.4%
Interpublic Group of Companies, Inc. 5.25%	3,344	3,356,440
TOTAL CONSUMER DISCRETIONARY		8,468,080
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Archer Daniels Midland Co. 6.25%	25,700	968,376
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
El Paso Corp. 4.99%	3,275	3,816,751
FINANCIALS - 2.2%
Commercial Banks - 0.7%
Huntington Bancshares, Inc. 8.50%	886	952,450
KeyCorp Series A, 7.75%	9,000	942,300
Wells Fargo & Co. 7.50%	3,090	3,050,108
		4,944,858
Diversified Financial Services - 1.3%
AMG Capital Trust I 5.10%	12,800	598,400
Bank of America Corp. Series L, 7.25%	1,498	1,393,140
Citigroup, Inc. 7.50%	38,200	4,775,000
United Rentals Trust I 6.50%	77,363	3,196,639
		9,963,179
Real Estate Investment Trusts - 0.2%
FelCor Lodging Trust, Inc. Series A, 1.95% (a)	53,000	1,272,000
Real Estate Management & Development - 0.0%
Grubb & Ellis Co.:
12.00% (g)	2,700	234,765
12.00% (a)(g)	1,000	86,950
		321,715
TOTAL FINANCIALS		16,501,752
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
HealthSouth Corp. Series A 6.50%	3,108	$ 2,797,200
Omnicare Capital Trust II Series B, 4.00%	11,400	429,210
		3,226,410
MATERIALS - 0.2%
Metals & Mining - 0.2%
AngloGold Ashanti Holdings Finance PLC 6.00% (a)	22,900	1,218,280
UTILITIES - 0.1%
Electric Utilities - 0.1%
PPL Corp. 9.50%	9,600	519,360
TOTAL CONVERTIBLE PREFERRED STOCKS		34,719,009
Nonconvertible Preferred Stocks - 14.0%
CONSUMER DISCRETIONARY - 0.6%
Media - 0.6%
CBS Corp. 6.75%	65,000	1,660,100
Comcast Corp. 6.625%	28,660	734,556
Viacom, Inc. 6.85%	86,000	2,192,140
		4,586,796
CONSUMER STAPLES - 0.4%
Food Products - 0.4%
H.J. Heinz Finance Co. 8.00% (g)	28	2,891,000
FINANCIALS - 8.7%
Capital Markets - 2.2%
BNY Capital V 5.95%	115,000	2,880,750
Deutsche Bank Contingent Capital Trust II 6.55%	140,000	3,341,800
Goldman Sachs Group, Inc.:
6.125% (a)	86,000	2,070,020
Series C, 4.9931%	40,000	908,000
Series D, 4.00%	200,000	4,418,000
Morgan Stanley Capital I Trust 6.60%	120,000	2,920,800
		16,539,370
Commercial Banks - 1.8%
Barclays Bank PLC:
7.75%	78,600	1,999,584
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Commercial Banks - continued
Barclays Bank PLC: - continued
Series 2	40,000	$ 931,200
BB&T Capital Trust VI 9.60%	49,000	1,370,040
First Tennessee Bank NA, Memphis 3.90% (g)	5,000	3,050,000
HSBC Holdings PLC Series B, 8.00%	75,400	2,031,276
Keycorp Capital IX 6.75%	6,882	170,467
USB Capital XII 6.30%	80,000	1,974,400
Zions Bancorp. 11.00%	80,000	2,167,200
		13,694,167
Diversified Financial Services - 2.9%
Bank of America Corp.:
Series D, 6.204%	45,000	963,900
Series H, 8.20%	86,015	2,139,193
Citigroup Capital VIII 6.95%	141,900	3,426,885
Citigroup Capital XIII 7.875% (a)	47,594	1,249,343
Deutsche Bank Capital Funding Trust VIII 6.375%	50,000	1,160,500
General Electric Capital Corp. 6.05%	40,000	1,020,000
GMAC LLC 7.00% (g)	10,675	9,260,563
JPMorgan Chase Capital XXIX 6.70%	95,000	2,441,500
		21,661,884
Insurance - 0.1%
MetLife, Inc. Series A, 4.39%	40,000	938,400
Real Estate Investment Trusts - 1.6%
Apartment Investment & Management Co. Series V, 8.00%	33,966	864,435
CBL & Associates Properties, Inc. 7.375%	49,500	1,173,645
Hospitality Properties Trust:
Series B, 8.875%	92,800	2,366,400
Series C, 7.00%	100,000	2,382,000
Public Storage:
Series I, 7.25%	20,000	512,200
Series K, 7.25%	27,600	706,836
Series M, 6.625%	50,000	1,246,000
Series P, 6.50%	80,000	1,995,200
Vornado Realty Trust Series E, 7.00%	40,000	992,000
		12,238,716
Thrifts & Mortgage Finance - 0.1%
Fannie Mae:
Series E, 5.10% (a)	27,562	24,806
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Fannie Mae: - continued
Series H, 5.81% (a)	71,200	$ 71,200
Series I, 5.375% (a)	5,000	5,750
Series L, 5.125% (a)	140,900	108,493
Series N, 5.50% (a)	92,650	83,385
Series O, 7.00% (a)	42,200	24,265
Series R, 7.65% (a)	40,000	20,760
Series T, 8.25% (a)	40,000	18,200
Freddie Mac:
Series F, 5.00% (a)	68,500	61,650
Series H, 5.10% (a)	10,300	9,270
Series K, 5.79% (a)	25,200	19,656
Series O, 5.81% (a)	19,500	17,550
Series R, 5.70% (a)	117,000	101,790
Series S, 0.00% (a)	10,000	10,200
Series U, 5.90% (a)	40,000	20,400
Series V, 5.57% (a)	566,000	283,000
Series W, 5.66% (a)	161,600	80,800
		961,175
TOTAL FINANCIALS		66,033,712
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
Pitney Bowes International Holdings, Inc. 6.125% (g)	500	478,750
MATERIALS - 0.1%
Chemicals - 0.1%
E.I. du Pont de Nemours & Co. Series B, 4.50%	9,900	913,275
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
AT&T, Inc. 6.375%	51,800	1,392,384
UTILITIES - 3.9%
Electric Utilities - 3.4%
Alabama Power Co.:
4.60%	2,000	166,000
5.625%	137,300	3,411,054
6.45%	80,000	2,125,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
UTILITIES - continued
Electric Utilities - continued
Baltimore Gas & Electric Co. Series 1993, 6.70%	10,000	$ 1,005,000
Duquesne Light Co. 6.50%	66,050	3,236,450
FPL Group Capital Trust I 5.875%	20,000	500,000
FPL Group Capital, Inc. Series E, 7.45%	60,000	1,588,800
Pacific Gas & Electric Co.:
Series B, 5.50%	61,900	1,541,310
Series D 5.00%	69,200	1,553,540
PPL Electric Utilities Corp. 6.25%	165,000	4,114,688
Southern California Edison Co.:
6.125%	35,000	3,430,000
Series C:
4.24%	34,600	670,548
6.00%	20,000	1,936,876
Series D, 4.32%	15,000	293,250
		25,572,516
Multi-Utilities - 0.5%
Consolidated Edison Co. of New York, Inc. Series A, 5.00%	25,205	2,336,504
San Diego Gas & Electric Co. 1.70%	67,548	1,755,573
		4,092,077
TOTAL UTILITIES		29,664,593
TOTAL NONCONVERTIBLE PREFERRED STOCKS		105,960,510
TOTAL PREFERRED STOCKS (Cost $186,184,945)		140,679,519
Floating Rate Loans - 0.1%
Principal Amount
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Clear Channel Capital I LLC Tranche B, term loan 3.9034% 1/29/16 (i) (Cost $531,196)	$ 660,000	521,400
Preferred Securities - 0.9%
	Principal Amount	Value
FINANCIALS - 0.9%
Commercial Banks - 0.3%
PNC Preferred Funding Trust I 6.517% (g)(i)	3,000,000	$ 2,366,358
SunTrust Preferred Capital I 5.853% (i)	168,000	130,540
		2,496,898
Diversified Financial Services - 0.6%
JPMorgan Chase & Co. 7.9% (i)	4,000,000	4,365,014
TOTAL PREFERRED SECURITIES (Cost $6,756,840)		6,861,912
Money Market Funds - 4.6%
	Shares
Fidelity Cash Central Fund, 0.24% (b)	26,820,992	26,820,992
Fidelity Securities Lending Cash Central Fund, 0.25% (b)(c)	7,727,850	7,727,850
TOTAL MONEY MARKET FUNDS (Cost $34,548,842)		34,548,842
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $775,757,271)		753,769,666
NET OTHER ASSETS (LIABILITIES) - 0.2%		1,364,747
NET ASSETS - 100%		$ 755,134,413
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $39,971,220 or 5.3% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 37,971
Fidelity Securities Lending Cash Central Fund	16,310
Total	$ 54,281
Other Information

The following is a summary of the inputs used, as of November 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 39,894,608	$ 36,354,568	$ 3,540,040	$ -
Consumer Staples	79,689,717	75,830,341	3,859,376	-
Energy	63,987,218	60,170,467	3,816,751	-
Financials	199,736,729	176,317,963	23,418,766	-
Health Care	63,053,089	53,080,777	9,972,312	-
Industrials	45,942,921	45,464,171	478,750	-
Information Technology	16,579,475	16,579,475	-	-
Materials	6,496,481	5,278,201	1,218,280	-
Telecommunication Services	29,091,287	23,159,528	5,931,759	-
Utilities	61,176,062	32,135,776	27,284,713	1,755,573
Corporate Bonds	106,189,925	-	106,189,825	100
Floating Rate Loans	521,400	-	521,400	-
Preferred Securities	6,861,912	-	6,861,912	-
Money Market Funds	34,548,842	34,548,842	-	-
Total Investments in Securities:	$ 753,769,666	$ 558,920,109	$ 193,093,884	$ 1,755,673
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 100
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	22,967
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	1,732,606
Transfers out of Level 3	-
Ending Balance	$ 1,755,673
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2010	$ 22,967

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
AAA,AA,A	1.3%
BBB	4.1%
BB	2.2%
B	2.5%
CCC,CC,C	1.9%
Not Rated	3.0%
Equities	80.2%
Short-Term Investments andNet Other Assets	4.8%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes.

Income Tax Information

At November 30, 2010, the Fund had a capital loss carryforward of approximately $230,575,502 of which $81,163,694 and $149,411,808 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2010

Assets
Investment in securities, at value (including securities loaned of $7,511,570) - See accompanying schedule: Unaffiliated issuers (cost $741,208,429)	$ 719,220,824
Fidelity Central Funds (cost $34,548,842)	34,548,842
Total Investments (cost $775,757,271)		$ 753,769,666
Cash		742,338
Receivable for investments sold		797,585
Receivable for fund shares sold		6,801,749
Dividends receivable		2,115,838
Interest receivable		1,222,745
Distributions receivable from Fidelity Central Funds		11,578
Prepaid expenses		1,945
Other receivables		42,561
Total assets		765,506,005

Liabilities
Payable for investments purchased Regular delivery	$ 1,112,184
Delayed delivery	180,000
Payable for fund shares redeemed	680,657
Accrued management fee	351,681
Distribution and service plan fees payable	88,821
Other affiliated payables	175,224
Other payables and accrued expenses	55,175
Collateral on securities loaned, at value	7,727,850
Total liabilities		10,371,592

Net Assets		$ 755,134,413
Net Assets consist of:
Paid in capital		$ 1,006,708,647
Undistributed net investment income		7,087,387
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(236,666,126)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(21,995,495)
Net Assets		$ 755,134,413

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

November 30, 2010

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($77,339,553 ÷ 7,560,081 shares)	$ 10.23

Maximum offering price per share (100/94.25 of $10.23)	$ 10.85
Class T: Net Asset Value and redemption price per share ($59,931,048 ÷ 5,862,472 shares)	$ 10.22

Maximum offering price per share (100/96.50 of $10.22)	$ 10.59
Class B: Net Asset Value and offering price per share ($15,441,514 ÷ 1,514,231 shares)A	$ 10.20

Class C: Net Asset Value and offering price per share ($39,889,435 ÷ 3,907,750 shares)A	$ 10.21

Strategic Dividend and Income: Net Asset Value, offering price and redemption price per share ($542,828,123 ÷ 52,864,506 shares)	$ 10.27

Institutional Class: Net Asset Value, offering price and redemption price per share ($19,704,740 ÷ 1,921,306 shares)	$ 10.26

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended November 30, 2010

Investment Income
Dividends		$ 18,145,584
Special dividends		2,828,939
Interest		3,741,742
Income from Fidelity Central Funds		54,281
Total income		24,770,546

Expenses
Management fee	$ 3,909,264
Transfer agent fees	1,712,535
Distribution and service plan fees	1,066,648
Accounting and security lending fees	253,835
Custodian fees and expenses	62,402
Independent trustees' compensation	2,415
Registration fees	115,405
Audit	59,445
Legal	2,668
Miscellaneous	6,823
Total expenses before reductions	7,191,440
Expense reductions	(37,961)	7,153,479
Net investment income (loss)		17,617,067
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	71,430,441
Foreign currency transactions	(33,979)
Capital gain distributions from Fidelity Central Funds	268
Total net realized gain (loss)		71,396,730
Change in net unrealized appreciation (depreciation) on: Investment securities	1,999,447
Assets and liabilities in foreign currencies	(7,827)
Total change in net unrealized appreciation (depreciation)		1,991,620
Net gain (loss)		73,388,350
Net increase (decrease) in net assets resulting from operations		$ 91,005,417

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended November 30, 2010	Year ended November 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 17,617,067	$ 18,271,138
Net realized gain (loss)	71,396,730	(96,063,834)
Change in net unrealized appreciation (depreciation)	1,991,620	255,363,399
Net increase (decrease) in net assets resulting from operations	91,005,417	177,570,703
Distributions to shareholders from net investment income	(13,949,511)	(17,557,434)
Share transactions - net increase (decrease)	26,548,115	(106,204,695)
Total increase (decrease) in net assets	103,604,021	53,808,574

Net Assets
Beginning of period	651,530,392	597,721,818
End of period (including undistributed net investment income of $7,087,387 and undistributed net investment income of $3,273,160, respectively)	$ 755,134,413	$ 651,530,392

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended November 30,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.13	$ 6.87	$ 13.28	$ 13.66	$ 12.18
Income from Investment Operations
Net investment income (loss) C	.23 F	.23	.23	.20	.19
Net realized and unrealized gain (loss)	1.05	2.25	(5.77)	.28	1.61
Total from investment operations	1.28	2.48	(5.54)	.48	1.80
Distributions from net investment income	(.18)	(.22)	(.26)	(.20)	(.19)
Distributions from net realized gain	-	-	(.61)	(.66)	(.13)
Total distributions	(.18)	(.22)	(.87)	(.86)	(.32)
Net asset value, end of period	$ 10.23	$ 9.13	$ 6.87	$ 13.28	$ 13.66
Total Return A, B	14.16%	37.12%	(44.44)%	3.59%	15.01%
Ratios to Average Net Assets D, G
Expenses before reductions	1.16%	1.21%	1.11%	1.10%	1.14%
Expenses net of fee waivers, if any	1.16%	1.21%	1.11%	1.10%	1.14%
Expenses net of all reductions	1.16%	1.21%	1.11%	1.09%	1.14%
Net investment income (loss)	2.38% F	3.08%	2.05%	1.49%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$ 77,340	$ 74,580	$ 70,691	$ 166,554	$ 70,083
Portfolio turnover rate E	130%	100%	114%	90%	125%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.98%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended November 30,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.12	$ 6.87	$ 13.26	$ 13.64	$ 12.17
Income from Investment Operations
Net investment income (loss) C	.21 F	.21	.20	.17	.17
Net realized and unrealized gain (loss)	1.05	2.25	(5.75)	.27	1.59
Total from investment operations	1.26	2.46	(5.55)	.44	1.76
Distributions from net investment income	(.16)	(.21)	(.23)	(.16)	(.16)
Distributions from net realized gain	-	-	(.61)	(.66)	(.13)
Total distributions	(.16)	(.21)	(.84)	(.82)	(.29)
Net asset value, end of period	$ 10.22	$ 9.12	$ 6.87	$ 13.26	$ 13.64
Total Return A, B	13.92%	36.63%	(44.51)%	3.34%	14.70%
Ratios to Average Net Assets D, G
Expenses before reductions	1.39%	1.45%	1.35%	1.32%	1.35%
Expenses net of fee waivers, if any	1.39%	1.45%	1.35%	1.32%	1.35%
Expenses net of all reductions	1.39%	1.45%	1.35%	1.32%	1.35%
Net investment income (loss)	2.16% F	2.84%	1.81%	1.27%	1.31%
Supplemental Data
Net assets, end of period (000 omitted)	$ 59,931	$ 60,134	$ 58,677	$ 158,962	$ 119,834
Portfolio turnover rate E	130%	100%	114%	90%	125%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.75%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended November 30,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.10	$ 6.85	$ 13.23	$ 13.61	$ 12.14
Income from Investment Operations
Net investment income (loss) C	.16 F	.17	.14	.09	.09
Net realized and unrealized gain (loss)	1.05	2.25	(5.75)	.28	1.59
Total from investment operations	1.21	2.42	(5.61)	.37	1.68
Distributions from net investment income	(.11)	(.17)	(.16)	(.09)	(.08)
Distributions from net realized gain	-	-	(.61)	(.66)	(.13)
Total distributions	(.11)	(.17)	(.77)	(.75)	(.21)
Net asset value, end of period	$ 10.20	$ 9.10	$ 6.85	$ 13.23	$ 13.61
Total Return A, B	13.31%	36.06%	(44.88)%	2.79%	14.05%
Ratios to Average Net Assets D, G
Expenses before reductions	1.94%	1.98%	1.92%	1.91%	1.96%
Expenses net of fee waivers, if any	1.94%	1.98%	1.92%	1.91%	1.96%
Expenses net of all reductions	1.94%	1.98%	1.91%	1.91%	1.96%
Net investment income (loss)	1.60% F	2.31%	1.25%	.67%	.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,442	$ 16,098	$ 15,375	$ 37,288	$ 23,992
Portfolio turnover rate E	130%	100%	114%	90%	125%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.20%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended November 30,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.11	$ 6.85	$ 13.23	$ 13.61	$ 12.15
Income from Investment Operations
Net investment income (loss) C	.16 F	.18	.14	.10	.10
Net realized and unrealized gain (loss)	1.05	2.25	(5.75)	.27	1.58
Total from investment operations	1.21	2.43	(5.61)	.37	1.68
Distributions from net investment income	(.11)	(.17)	(.16)	(.09)	(.09)
Distributions from net realized gain	-	-	(.61)	(.66)	(.13)
Total distributions	(.11)	(.17)	(.77)	(.75)	(.22)
Net asset value, end of period	$ 10.21	$ 9.11	$ 6.85	$ 13.23	$ 13.61
Total Return A, B	13.33%	36.15%	(44.87)%	2.84%	14.05%
Ratios to Average Net Assets D,G
Expenses before reductions	1.91%	1.96%	1.88%	1.85%	1.89%
Expenses net of fee waivers, if any	1.91%	1.96%	1.88%	1.85%	1.89%
Expenses net of all reductions	1.91%	1.96%	1.88%	1.85%	1.88%
Net investment income (loss)	1.63% F	2.33%	1.29%	.74%	.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 39,889	$ 39,920	$ 42,499	$ 106,122	$ 75,301
Portfolio turnover rate E	130%	100%	114%	90%	125%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.23%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Strategic Dividend and Income

Years ended November 30,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.16	$ 6.90	$ 13.33	$ 13.70	$ 12.22
Income from Investment Operations
Net investment income (loss) B	.27 E	.26	.26	.25	.24
Net realized and unrealized gain (loss)	1.05	2.25	(5.78)	.27	1.60
Total from investment operations	1.32	2.51	(5.52)	.52	1.84
Distributions from net investment income	(.21)	(.25)	(.30)	(.23)	(.23)
Distributions from net realized gain	-	-	(.61)	(.66)	(.13)
Total distributions	(.21)	(.25)	(.91)	(.89)	(.36)
Net asset value, end of period	$ 10.27	$ 9.16	$ 6.90	$ 13.33	$ 13.70
Total Return A	14.57%	37.37%	(44.24)%	3.92%	15.33%
Ratios to Average Net Assets C, F
Expenses before reductions	.86%	.93%	.81%	.79%	.80%
Expenses net of fee waivers, if any	.86%	.93%	.81%	.79%	.80%
Expenses net of all reductions	.86%	.92%	.81%	.78%	.79%
Net investment income (loss)	2.68% E	3.36%	2.35%	1.80%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 542,828	$ 444,401	$ 392,340	$ 1,172,143	$ 1,075,348
Portfolio turnover rate D	130%	100%	114%	90%	125%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 2.28%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended November 30,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.15	$ 6.89	$ 13.31	$ 13.68	$ 12.21
Income from Investment Operations
Net investment income (loss) B	.27 E	.25	.26	.24	.23
Net realized and unrealized gain (loss)	1.06	2.26	(5.77)	.28	1.59
Total from investment operations	1.33	2.51	(5.51)	.52	1.82
Distributions from net investment income	(.22)	(.25)	(.30)	(.23)	(.22)
Distributions from net realized gain	-	-	(.61)	(.66)	(.13)
Total distributions	(.22)	(.25)	(.91)	(.89)	(.35)
Net asset value, end of period	$ 10.26	$ 9.15	$ 6.89	$ 13.31	$ 13.68
Total Return A	14.61%	37.44%	(44.23)%	3.94%	15.24%
Ratios to Average Net Assets C, F
Expenses before reductions	.83%	.91%	.83%	.81%	.82%
Expenses net of fee waivers, if any	.83%	.91%	.83%	.81%	.82%
Expenses net of all reductions	.83%	.91%	.83%	.80%	.82%
Net investment income (loss)	2.71% E	3.38%	2.34%	1.78%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,705	$ 16,397	$ 18,141	$ 36,369	$ 13,771
Portfolio turnover rate D	130%	100%	114%	90%	125%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 2.31%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2010

1. Organization.

Fidelity Strategic Dividend & Income Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Strategic Dividend and Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B Shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of November 30, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs)and certain indexes as well as

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans and preferred securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of November 30, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 49,505,243
Gross unrealized depreciation	(77,441,402)
Net unrealized appreciation (depreciation)	$ (27,936,159)

Tax Cost	$ 781,705,825

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 6,945,317
Capital loss carryforward	$ (230,575,502)
Net unrealized appreciation (depreciation)	$ (27,944,049)

The tax character of distributions paid was as follows:

	November 30, 2010	November 30, 2009
Ordinary Income	$ 13,949,511	$ 17,557,434

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable

Annual Report

Notes to Financial Statements - continued

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $877,817,915 and $876,389,096, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .56% of the Fund's average net assets.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	0%	.25%	$ 191,264	$ 1,509
Class T	.25%	.25%	307,449	-
Class B	.75%	.25%	162,121	121,658
Class C	.75%	.25%	405,814	35,896
			$ 1,066,648	$ 159,063

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares (1.00% to .50% prior to July 12, 2010) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 29,588
Class T	9,670
Class B*	31,484
Class C*	3,386
$ 74,128

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 217,008.28
Class T	159,759.26
Class B	50,462.31
Class C	114,951.28
Strategic Dividend and Income	1,134,346.23
Institutional Class	36,009.20
	$ 1,712,535

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $17,849 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,690 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned

Annual Report

8. Security Lending - continued

securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $16,310. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $37,961 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended November 30,	2010	2009
From net investment income
Class A	$ 1,436,059	$ 1,975,781
Class T	1,019,779	1,498,984
Class B	178,406	333,700
Class C	458,690	833,995
Strategic Dividend and Income	10,471,304	12,390,826
Institutional Class	385,273	524,148
Total	$ 13,949,511	$ 17,557,434

Annual Report

Notes to Financial Statements - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended November 30,	2010	2009	2010	2009
Class A
Shares sold	1,539,594	1,456,773	$ 15,272,519	$ 11,169,980
Reinvestment of distributions	126,020	242,636	1,236,727	1,717,704
Shares redeemed	(2,275,429)	(3,819,463)	(22,373,404)	(27,537,301)
Net increase (decrease)	(609,815)	(2,120,054)	$ (5,864,158)	$ (14,649,617)
Class T
Shares sold	545,436	689,440	$ 5,340,536	$ 4,953,988
Reinvestment of distributions	91,121	187,994	894,447	1,326,850
Shares redeemed	(1,365,821)	(2,832,833)	(13,450,403)	(20,002,560)
Net increase (decrease)	(729,264)	(1,955,399)	$ (7,215,420)	$ (13,721,722)
Class B
Shares sold	148,878	230,872	$ 1,456,537	$ 1,641,555
Reinvestment of distributions	15,666	40,129	153,815	280,676
Shares redeemed	(419,454)	(746,386)	(4,119,270)	(5,395,642)
Net increase (decrease)	(254,910)	(475,385)	$ (2,508,918)	$ (3,473,411)
Class C
Shares sold	654,812	529,694	$ 6,452,052	$ 4,019,278
Reinvestment of distributions	37,930	95,880	372,596	670,764
Shares redeemed	(1,167,707)	(2,444,886)	(11,468,194)	(17,406,771)
Net increase (decrease)	(474,965)	(1,819,312)	$ (4,643,546)	$ (12,716,729)
Strategic Dividend and Income
Shares sold	17,438,425	7,446,408	$ 174,394,833	$ 61,455,928
Reinvestment of distributions	937,098	1,520,981	9,236,339	10,836,576
Shares redeemed	(14,013,404)	(17,361,200)	(138,172,256)	(128,136,969)
Net increase (decrease)	4,362,119	(8,393,811)	$ 45,458,916	$ (55,844,465)
Institutional Class
Shares sold	507,702	300,201	$ 5,040,135	$ 2,210,457
Reinvestment of distributions	29,875	50,635	293,925	360,319
Shares redeemed	(408,153)	(1,193,036)	(4,012,819)	(8,369,527)
Net increase (decrease)	129,424	(842,200)	$ 1,321,241	$ (5,798,751)

Annual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and the Shareholders of Fidelity Strategic Dividend & Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Strategic Dividend & Income Fund (a fund of Fidelity Fixed-Income Trust) at November 30, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Strategic Dividend & Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2010 by correspondence with the custodian, brokers, and agent banks provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

January 18, 2011

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 189 funds advised by FMR or an affiliate. Mr. Curvey oversees 408 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (48)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Annual Report

Trustees and Officers - continued

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (68)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (58)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (63)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (56)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-
2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (70)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (64)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (71)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (54)

Year of Election or Appointment: 2005

Vice President of Fidelity's Fixed Income Funds and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of The North Carolina Capital Management Trust: Cash and Term Portfolio (2003-present), the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President of FIMM 130/30 LLC (2008-
present), Director of Ballyrock Investment Advisors LLC (2006-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), President and Director of Fidelity Investments Money Management, Inc. (2007-2009) and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Derek L. Young (46)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young also serves as Chief Investment Officer of the Global Asset Allocation Group (2009-present). Previously, Mr. Young served as a portfolio manager.

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (37)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-
2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (43)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-
present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-
present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (41)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (42)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

Institutional Class designates 19%, 100%, 100%, and 100% of the dividends distributed in December 2009, April 2010, July 2010 and October 2010, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Institutional Class designates 19%, 100%, 100%, and 100% of the dividends distributed in December 2009, April 2010, July 2010 and October 2010, respectively, during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

A total of 0.05% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Strategic Dividend & Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, the cumulative total returns of Institutional Class (Class I) and Class B of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of Institutional Class (Class I) and Class B show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's four general investment categories according to their respective weightings in the fund's neutral mix.

Annual Report

Fidelity Strategic Dividend & Income Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of Institutional Class (Class I) of the fund was in the first quartile for the one-year period, the third quartile for the three-year period, and the second quartile for the five-year period. The Board also noted that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 24% means that 76% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Strategic Dividend & Income Fund

Annual Report

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Institutional Class and the retail class ranked below its competitive median for 2009 and the total expenses of each of Class A, Class T, Class B, and Class C ranked above its competitive median for 2009. The Board considered that the total expenses for Class T were above the median primarily because its 12b-1 fee is higher than the typical front-end load class. The Board also considered that the total expenses of each of Class A, Class B, and Class C were above the median primarily due to smaller average account and fund sizes that result in higher transfer agent fees and other expenses. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of the fund were reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Annual Report

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology and profitability trends for certain funds; (iii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iv) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (v) the compensation paid by FMR to fund sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of fees to maintain minimum yields for certain funds and classes; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes or to achieve further economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ASDII-UANN-0111
1.802531.106

Item 2. Code of Ethics

As of the end of the period, November 30, 2010, Fidelity Fixed-Income Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Strategic Dividend & Income Fund (the "Fund"):

Services Billed by PwC

November 30, 2010 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Strategic Dividend & Income Fund	$48,000	$-	$5,300	$2,100

November 30, 2009 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Strategic Dividend & Income Fund	$47,000	$-	$6,400	$1,900

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund ("Fund Service Providers"):

Services Billed by PwC

	November 30, 2010A	November 30, 2009A
Audit-Related Fees	$2,605,000	$2,755,000
Tax Fees	$-	$-
All Other Fees	$510,000	$-

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	November 30, 2010 A	November 30, 2009 A
PwC	$4,710,000	$4,420,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Fund, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund's last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 27, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	January 27, 2011